UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07490

Nuveen Virginia Quality Municipal Income Fund

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive

Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Mark L. Winget

Nuveen Investments

333 West Wacker Drive

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 917-7700

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Closed-End Funds
Closed-End Funds
Nuveen Municipal
November 30,
2023
Semi-annual
Report
Nuveen Massachusetts Quality Municipal Income Fund
NMT
Nuveen Minnesota Quality Municipal Income Fund
NMS
Nuveen Missouri Quality Municipal Income Fund
NOM
Nuveen Virginia Quality Municipal Income Fund
NPV
2
Table
of Contents
Letter to Shareholders 3
Important Notices 4
Fund Leverage 5
Common Share Information 6
About the Funds’ Benchmarks 8
Performance Overview and Holding Summaries 9
Portfolios of Investments 17
Statement of Assets and Liabilities 45
Statement of Operations 46
Statement of Changes in Net Assets 47
Statement of Cash Flows 49
Financial Highlights 50
Notes to Financial Statements 55
Risk Considerations 68
Additional Fund Information 69
Glossary of Terms Used in this Report 70
Letter
to Shareholders
3
Dear Shareholders,
Financial markets spent the past year focused on the direction of inflation and whether policy makers would be able to deliver a soft landing in their economies. After more than a year and a half of interest rate increases by the U.S. Federal Reserve (Fed) and other central banks, financial conditions have tightened and inflation rates have cooled considerably. The Fed increased the target fed funds rate from near zero in March 2022 to a range of 5.25% to 5.50%
at its latest increase in July 2023, then left the rate unchanged through December 2023. At its
December 2023 policy meeting, the Fed acknowledged the fed funds rate may have reached its peak. But current inflation rates remain above central banks’ targets, and the trajectory from here is difficult to predict given that monetary policy acts on the economy with long and variable lags.
Surprisingly, economies were relatively resilient for much of 2023. By year-end, the “most predicted recession” had yet to materialize in the U.S., while U.K. and European economic growth was just beginning to show signs of stagnation or decline. U.S. gross domestic product rose 4.9% in the third quarter of 2023, 2.1% in the second quarter of 2023 and 2.0% in the first quarter of 2023, after growing 2.1% in 2022 overall compared to 2021. Much of the growth was driven by a relatively strong jobs market, which kept consumer sentiment and spending elevated despite long-term interest rates nearing multi-year highs, a series of U.S. regional bank failures and shocks from flaring geopolitical tensions.
While central banks are likely nearing the end of this interest rate hiking cycle, there are still upside risks to inflation and downside risks to the economy. Some labor market and consumer indicators are softening. Government funding and deficits remain a concern, especially as the
U.S. election year gets underway. The markets will continue to try to anticipate monetary policy shifts as the Fed evaluates incoming data and adjusts its rate setting activity on a meeting-
by-meeting basis. Geopolitical risks – from relations with China, to wars in Europe and the
Middle East – also expand the range of outcomes from economies and markets around the world. All these uncertainties, and others, will remain sources of short-term market volatility.
In this environment, Nuveen remains committed to filtering the market noise for investable opportunities that ultimately serve long-term investment objectives. Maintaining a long-term perspective is also important for investors, and we encourage you to review your time horizon, risk tolerance and investment goals with your financial professional.
On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.
Terence J. Toth
Co-Chair of the Board
January 19, 2024
4
Important Notices
Portfolio Manager Commentaries in Semi-annual Reports
The Funds include portfolio manager commentary in their annual shareholder report. For the Funds’ most recent annual portfolio manager discussion, please refer to the Portfolio Managers’ Comments section of each Fund’s May 31, 2023 annual shareholder report.
For current information on your Fund’s investment objective, portfolio management team and average annual total returns please refer to the Fund’s website at www.nuveen.com.
For changes that occurred to your Fund both during and subsequent to this reporting period, please refer to the Notes to Financial
Statements section of this report.
For average annual total returns as of the end of this reporting period, please refer to the Performance Overview and Holdings
Summaries section within this report.
Portfolio Manager Updates
Effective October 13, 2023, Stephen Candido, CFA and Michael Hamilton were added as portfolio managers of NMS and NOM.
Additionally, Christopher Drahn will continue to serve as a portfolio manager of NMS and NOM until his retirement on April 1, 2024.
Effective October 13, 2023, Stephen Candido, CFA, was added as a portfolio manager of NMT and Michael Hamilton was added as a portfolio manager of NPV. There were no other changes to the portfolio management of the Funds during the reporting period.
Fund Leverage
5
IMPACT OF THE FUNDS’ LEVERAGE STRATEGY ON PERFORMANCE
One important factor impacting the returns of the Funds’ common shares relative to their comparative benchmarks was the Funds’ use of leverage through their issuance of preferred shares and/or investments in inverse floating rate securities, which represent leveraged investments in underlying bonds. The Funds use leverage because our research has shown that, over time, leveraging provides opportunities for additional income. The opportunity arises when short-term rates that a Fund pays on its leveraging instruments are lower than the interest the Fund earns on its portfolio of long-term bonds that it has bought with the proceeds of that leverage.
However, use of leverage can expose Fund common shares to additional price volatility. When a Fund uses leverage, the Fund’s common shares will experience a greater increase in their net asset value if the securities acquired through the use of leverage increase in value, but will also experience a correspondingly larger decline in their net asset value if the securities acquired through leverage decline in value. All this will make the shares’ total return performance more variable over time.
In addition, common share income in levered funds will typically decrease in comparison to unlevered funds when short-term interest rates increase and increase when short-term interest rates decrease. In recent quarters, fund leverage expenses have generally tracked the overall movement of short-term interest rates. While fund leverage expenses are higher than their prior year lows, leverage nevertheless continues to provide the opportunity for incremental common share income, particularly over longer-term periods.
The Funds’ use of leverage detracted from relative performance over this reporting period.
As of November 30, 2023 , the Funds’ percentages of leverage are as shown in the accompanying table.
THE FUNDS’ REGULATORY LEVERAGE
As of November 30, 2023 , the Funds have issued and outstanding preferred shares as shown in the accompanying table.
Refer to Notes to Financial Statements for further details on preferred shares and each Fund’s respective transactions.
NMT NMS NOM NPV
Effective Leverage
*
39.56% 40.83% 40.68% 40.27%
Regulatory Leverage
*
39.56% 40.83% 39.89% 37.00%
*
Effective Leverage is a Fund’s effective economic leverage, and includes both regulatory leverage and the leverage effects of certain derivative and other investments in a Fund’s portfolio that increase the Fund’s investment exposure. Currently, the leverage effects of Tender Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage. Regulatory leverage consists of preferred shares issued or borrowings of a Fund.
Both of these are part of a Fund’s capital structure. A Fund, however, may from time to time borrow on a typically transient basis in connection with its day-to-day operations, primarily in connection with the need to settle portfolio trades. Such incidental borrowings are excluded from the calculation of a Fund’s effective leverage ratio. Regulatory leverage is subject to asset coverage limits set forth in the Investment Company Act of 1940.
Variable Rate Preferred*
Variable Rate Remarketed
Preferred**
Fund
Shares Issued at
Liquidation Preference
Shares Issued at
Liquidation Preference Total
NMT $74,000,000 $   - $74,000,000
NMS $49,800,000 $   - $49,800,000
NOM $18,000,000 $   - $18,000,000
NPV $128,000,000 $   - $128,000,000
* Preferred shares of the Fund featuring a floating rate dividend based on a predetermined formula or spread to an index rate. Includes the following preferred shares
AMTP, iMTP, MFP-VRM and VRDP in Special Rate Mode, where applicable. See Notes to Financial Statements for further details.
** Preferred shares of the Fund featuring floating rate dividends set by a remarketing agent via a regular remarketing. Includes the following preferred shares VRDP not in Special Rate Mode, MFP-VRRM and MFP-VRDM, where applicable. See Notes to Financial Statements for further details.
6
Common Share Information
COMMON SHARE DISTRIBUTION INFORMATION
The following information regarding the Funds' distributions is current as of November 30, 2023.  Each Fund's distribution levels may vary over time based on each Fund's investment activity and portfolio investment value changes.
During the current reporting period, each Fund's distributions to common shareholders were as shown in the accompanying table.
Each Fund seeks to pay regular monthly dividends out of its net investment income at a rate that reflects its past and projected net income performance. To permit each Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period. Distributions to common shareholders are determined on a tax basis, which may differ from amounts recorded in the accounting records. In instances where the monthly dividend exceeds the earned net investment income, the Fund would report a negative undistributed net ordinary income. Refer to the Notes to Financial Statements for additional information regarding the amounts of undistributed net ordinary income and undistributed net long-term capital gains and the character of the actual distributions paid by the Fund during the period.
All monthly dividends paid by each Fund during the current reporting period were paid from net investment income. If a portion of the Fund’s monthly distributions is sourced or comprised of elements other than net investment income, including capital gains and/
or a return of capital, shareholders will be notified of those sources. For financial reporting purposes, the per share amounts of each
Fund’s distributions for the reporting period are presented in this report’s Financial Highlights. For income tax purposes, distribution information for each Fund as of its most recent tax year end is presented in the Notes to Financial Statements of this report.
Updated Distribution Policy
On October 23, 2023, the Funds’ Board of Trustees (the “Board”) updated each Fund’s distribution policy. Effective for distributions payable on December 1, 2023, each Fund’s distribution policy, which may be changed by the Board, is to make regular monthly cash distributions to holders of its common shares (stated in terms of a fixed cents per common share dividend distribution rate which may be set from time to time). The Fund intends to distribute all or substantially all of its net investment income through its regular monthly distribution and to distribute realized capital gains at least annually. In addition, in any monthly period, to maintain its declared per common share distribution amount, the Fund may distribute more or less than its net investment income during the period. In the event the Fund distributes more than its net investment income during any yearly period, such distributions may also include realized gains and/or a return of capital. To the extent that a distribution includes a return of capital the NAV per share may erode. If the Fund’s distribution includes anything other than net investment income, the Fund will provide a notice to shareholders of its best estimate of the distribution sources at that the time of the distribution. These estimates may not match the final tax characterization (for the full year’s distributions) contained in shareholders’ 1099-DIV forms after the end of the year.
Per Common Share Amounts
Monthly Distributions (Ex-Dividend Date) NMT NMS NOM NPV
June $0.0260 $0.0360 $0.0255 $0.0340
July 0.0260 0.0360 0.0255 0.0340
August 0.0260 0.0360 0.0255 0.0340
September 0.0260 0.0360 0.0255 0.0340
October 0.0260 0.0360 0.0255 0.0340
November 0.0310 0.0410 0.0315 0.0365
Total Distributions from Net Investment Income $0.1610 $0.2210 $0.1590 $0.2065
Yields
NMT NMS NOM NPV
Market Yield* 3.63% 4.60% 3.88% 4.16%
Taxable-Equivalent Yield* 6.69% 9.32% 7.19% 7.74%
* Market Yield is based on the Fund’s current annualized monthly dividend divided by the Fund’s current market price as of the end of the reporting period.
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 49.8%, 50.7%, 45.8% and 46.6% for NMT, NMS, NOM and NPV, respectively. Your actual combined federal and state income tax rate may differ from the assumed rate. The Taxable-Equivalent Yield also takes into account the percentage of the Fund’s income generated and paid by the Fund (based on payments made during the previous calendar year) that was either exempt from federal income tax but not from state income tax (e.g., income from an out-of-state municipal bond), or was exempt from neither federal nor state income tax. Separately, if the comparison were instead to investments that generate qualified dividend income, which is taxable at a rate lower than an individual’s ordinary graduated tax rate, the fund’s Taxable-Equivalent Yield would be lower.
7
NUVEEN CLOSED-END FUND DISTRIBUTION AMOUNTS
The Nuveen Closed-End Funds’ monthly and quarterly periodic distributions to shareholders are posted on www.nuveen.com and can be found on Nuveen’s enhanced closed-end fund resource page, which is at https://www.nuveen.com/resource-center-
closedend funds, along with other Nuveen closed-end fund product updates. To ensure timely access to the latest information, shareholders may use a subscribe function, which can be activated at this web page (https://www.nuveen.com/subscriptions).
COMMON SHARE REPURCHASES
The Funds’ Board of Trustees reauthorized an open-market share repurchase program, allowing each Fund to repurchase and retire an aggregate of up to approximately 10% of its outstanding common shares.
During the current reporting period, the Funds did not repurchase any of their outstanding common shares. As of November
30, 2023 , (and since the inception of the Funds’ repurchase programs), each Fund has cumulatively repurchased and retired its outstanding common shares as shown in the accompanying table.
OTHER COMMON SHARE INFORMATION
As of November 30, 2023, the Funds’ common share prices were trading at a premium/(discount) to their common share NAVs and trading at an average premium/(discount) to NAV during the current reporting period, as follows:
NMT NMS NOM NPV
Common shares cumulatively repurchased and retired 26,148 10,000 0 55,000
Common shares authorized for repurchase 930,000 575,000 230,000 1,790,000
NMT NMS NOM NPV
Common share NAV $12.12 $12.47 $11.54 $12.16
Common share price $10.25 $10.69 $9.75 $10.52
Premium/(Discount) to NAV (15.43)% (14.27)% (15.51)% (13.49)%
Average premium/(discount) to NAV (15.33)% (13.92)% (14.38)% (13.59)%
8
About the Funds’ Benchmarks
S&P Municipal Bond Index:
An index designed to measure the performance of the tax-exempt U.S. municipal bond market.
Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Massachusetts Index:
An index designed to measure the performance of the tax-exempt Massachusetts municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Minnesota Index:
An index designed to measure the performance of the tax-exempt Minnesota municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Missouri Index:
An index designed to measure the performance of the tax-exempt Missouri municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Virginia Index:
An index designed to measure the performance of the tax-exempt Virginia municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Nuveen Massachusetts Quality Municipal In-
come Fund
Performance Overview and Holdings Summaries as of November 30,
2023
9
NMT
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.
Fund Performance*
*For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Massachusetts
Index.
Performance data shown represents past performance and does not predict or guarantee future results. Current per-
formance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.
Daily Common Share NAV and Share Price
Total Returns as of
November 30, 2023
Cumulative Average Annual
Inception
Date 6-Month 1-Year 5-Year 10-Year
NMT at Common Share NAV 3/18/93 1.37% 2.48% 0.70% 2.73%
NMT at Common Share Price 3/18/93 1.22% (1.88)% 0.24% 2.59%
S&P Municipal Bond Index — 1.93% 3.61% 1.99% 2.79%
S&P Municipal Bond Massachusetts Index — 1.84% 3.14% 1.76% 2.46%
10
Performance Overview and Holdings Summaries
November 30, 2023 (continued)
Holdings Summaries as of November 30, 2023
This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.
Fund Allocation
(% of net assets)
Municipal Bonds 160.6%
Other Assets & Liabilities, Net 4.7%
VRDP Shares, Net (65.3)%
Net Assets 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 1.7%
AAA 16.3%
AA 45.8%
A 17.0%
BBB 12.0%
BB or Lower 1.2%
N/R (not rated) 6.0%
Total 100%
Portfolio Composition
1
(% of total investments)
Education and Civic
Organizations 29.8%
Tax Obligation/Limited 19.4%
Health Care 17.9%
Tax Obligation/General 17.7%
Utilities 5.7%
Transportation 2.9%
Housing/Multifamily 2.8%
Other 3.8%
Total 100%
States and Territories
2
(% of total municipal bonds)
Massachusetts 93.0%
Puerto Rico 5.2%
Guam 1.3%
Virgin Islands 0.5%
Total 100%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.
2 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from
Massachusetts personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.
Nuveen Minnesota Quality Municipal Income
Fund
Performance Overview and Holdings Summaries as of November 30,
2023
11
NMS
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.
Fund Performance*
*For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Minnesota Index.
Performance data shown represents past performance and does not predict or guarantee future results. Current per-
formance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.
Daily Common Share NAV and Share Price
Total Returns as of
November 30, 2023
Cumulative Average Annual
Inception
Date 6-Month 1-Year 5-Year 10-Year
NMS at Common Share NAV 6/25/93 0.63% 2.24% 1.34% 3.02%
NMS at Common Share Price 6/25/93 (1.10)% (3.89)% 1.59% 1.93%
S&P Municipal Bond Index — 1.93% 3.61% 1.99% 2.79%
S&P Municipal Bond Minnesota Index — 1.65% 2.94% 1.84% 2.39%
12
Performance Overview and Holdings Summaries
November 30, 2023 (continued)
Holdings Summaries as of November 30, 2023
This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.
Fund Allocation
(% of net assets)
Municipal Bonds 167 .0%
Short-Term Municipal Bonds 0 .7%
Other Assets & Liabilities, Net 1.3%
AMTP Shares, Net ( 69 .0 ) %
Net Assets 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 2.2%
AAA 13.1%
AA 27.4%
A 25.9%
BBB 10.6%
BB or Lower 10.2%
N/R (not rated) 10.6%
Total 100%
Portfolio Composition
1
(% of total investments)
Education and Civic
Organizations 22.2%
Health Care 21.6%
Tax Obligation/General 17.4%
Utilities 10.0%
Tax Obligation/Limited 10.0%
Transportation 5.4%
Long-Term Care 4.8%
Other 8.6%
Total 100%
States and Territories
2
(% of total municipal bonds)
Minnesota 99.6%
Guam 0.4%
Total 100%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.
2 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from Minnesota personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.
Nuveen Missouri Quality Municipal Income
Fund
Performance Overview and Holdings Summaries as of November 30,
2023
13
NOM
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.
Fund Performance*
*For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Missouri Index.
Performance data shown represents past performance and does not predict or guarantee future results. Current per-
formance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.
Daily Common Share NAV and Share Price
Total Returns as of
November 30, 2023
Cumulative Average Annual
Inception
Date 6-Month 1-Year 5-Year 10-Year
NOM at Common Share NAV 5/20/93 2.14% 3.19% 0.90% 2.85%
NOM at Common Share Price 5/20/93 0.54% (6.53)% (0.34)% 1.29%
S&P Municipal Bond Index — 1.93% 3.61% 1.99% 2.79%
S&P Municipal Bond Missouri Index — 1.75% 3.38% 1.95% 2.75%
14
Performance Overview and Holdings Summaries
November 30, 2023 (continued)
Holdings Summaries as of November 30, 2023
This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.
Fund Allocation
(% of net assets)
Municipal Bonds 165 .5%
Short-Term Municipal Bonds 0 .9%
Other Assets & Liabilities, Net 1.5%
Floating Rate Obligations (2.2)%
MFP Shares, Net ( 65 .7 ) %
Net Assets 100%
Bond Credit Quality
(% of total investment exposure)
AAA 2.4%
AA 54.7%
A 22.5%
BBB 6.9%
BB or Lower 4.8%
N/R (not rated) 8.7%
Total 100%
Portfolio Composition
1
(% of total investments)
Tax Obligation/Limited 22.8%
Health Care 21.0%
Tax Obligation/General 18.8%
Utilities 13.8%
Transportation 8.4%
Education and Civic
Organizations 7.1%
Long-Term Care 5.4%
Other 2.7%
Total 100%
States and Territories
2
(% of total municipal bonds)
Missouri 97.5%
Puerto Rico 2.5%
Total 100%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.
2 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from Missouri personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.
Nuveen Virginia Quality Municipal Income Fund
Performance Overview and Holdings Summaries as of November 30,
2023
15
NPV
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.
Fund Performance*
*For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Virginia Index.
Performance data shown represents past performance and does not predict or guarantee future results. Current per-
formance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.
Daily Common Share NAV and Share Price
Total Returns as of
November 30, 2023
Cumulative Average Annual
Inception
Date 6-Month 1-Year 5-Year 10-Year
NPV at Common Share NAV 3/18/93 1.18% 2.99% 1.37% 3.17%
NPV at Common Share Price 3/18/93 (1.15)% (9.26)% 2.03% 3.26%
S&P Municipal Bond Index — 1.93% 3.61% 1.99% 2.79%
S&P Municipal Bond Virginia Index — 1.92% 3.16% 1.83% 2.55%
16
Performance Overview and Holdings Summaries
November 30, 2023 (continued)
Holdings Summaries as of November 30, 2023
This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.
Fund Allocation
(% of net assets)
Municipal Bonds 166 .2%
Other Assets & Liabilities, Net 1.1%
Floating Rate Obligations (8.7)%
VRDP Shares, Net ( 58 .6 ) %
Net Assets 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 5.6%
AAA 5.4%
AA 39.5%
A 16.8%
BBB 12.1%
BB or Lower 7.7%
N/R (not rated) 12.9%
Total 100%
Portfolio Composition
1
(% of total investments)
Transportation 30.1%
Health Care 18.2%
Tax Obligation/Limited 14.4%
Housing/Multifamily 7.9%
Education and Civic
Organizations 7.9%
U.S. Guaranteed 6.3%
Long-Term Care 4.7%
Other 10.5%
Total 100%
States and Territories
2
(% of total municipal bonds)
Virginia 71.7%
District of Columbia 16.0%
Puerto Rico 6.2%
Guam 2.3%
Virgin Islands 1.4%
Pennsylvania 1.1%
Colorado 1.1%
New York 0.2%
Total 100%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.
2 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from Virginia personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.
17
Nuveen Massachusetts Quality Municipal
Income Fund
Portfolio of Investments November 30, 2023
(Unaudited)
NMT
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 160.6% (100.0% of Total Investments)
X 181,510,616
MUNICIPAL BONDS - 160.6%  (100.0% of Total Investments) X 181,510,616
Education and Civic Organizations - 47 .8% ( 29 .8 % of Total Investments)
$ 210 Lowell, Massachusetts, Collegiate Charter School Revenue Bonds, Series
2019, 5.000%, 6/15/49
6/26 at 100.00 $ 184,970
3,515 Massachusetts Development Finance Agency, Revenue Bonds, Berklee
College of Music, Series 2016, 5.000%, 10/01/39
10/26 at 100.00 3,589,498
2,200 Massachusetts Development Finance Agency, Revenue Bonds, Boston
College, Series 2013S, 5.000%, 7/01/38
12/23 at 100.00 2,200,704
730 Massachusetts Development Finance Agency, Revenue Bonds, Boston
College, Series 2017T, 5.000%, 7/01/42
7/27 at 100.00 759,934
5,000 Massachusetts Development Finance Agency, Revenue Bonds, Boston
University, Refunding Series 2023FF, 4.000%, 10/01/46
10/33 at 100.00 4,963,198
Massachusetts Development Finance Agency, Revenue Bonds, Emerson
College, Series 2017A:
2,000
5.000%, 1/01/34
1/28 at 100.00 2,074,669
2,240
5.000%, 1/01/37
1/28 at 100.00 2,299,659
1,955 Massachusetts Development Finance Agency, Revenue Bonds, Lesley
University, Series 2016, 5.000%, 7/01/35
7/26 at 100.00 1,997,088
Massachusetts Development Finance Agency, Revenue Bonds, MCPHS
University Issue, Series 2015H:
450
3.500%, 7/01/35
7/25 at 100.00 441,619
190
5.000%, 7/01/37
7/25 at 100.00 193,935
1,200 Massachusetts Development Finance Agency, Revenue Bonds, Merrimack
College, Series 2017, 5.000%, 7/01/47
7/26 at 100.00 1,200,745
500 Massachusetts Development Finance Agency, Revenue Bonds, Merrimack
College, Series 2022, 5.000%, 7/01/52
7/32 at 100.00 495,045
Massachusetts Development Finance Agency, Revenue Bonds, Northeastern
University, Series 2014A:
875
5.000%, 3/01/39
3/24 at 100.00 875,470
1,400
5.000%, 3/01/44
3/24 at 100.00 1,400,683
1,100 Massachusetts Development Finance Agency, Revenue Bonds, Simmons
University Issue, Series 2020M, 4.000%, 10/01/38
10/30 at 100.00 1,010,221
1,230 Massachusetts Development Finance Agency, Revenue Bonds, Sterling and
Francine Clark Art Institute, Series 2015, 5.000%, 7/01/33
7/25 at 100.00 1,261,691
450 Massachusetts Development Finance Agency, Revenue Bonds, Suffolk
University, Refunding Series 2019, 5.000%, 7/01/36
7/29 at 100.00 467,394
1,175 Massachusetts Development Finance Agency, Revenue Bonds, Suffolk
University, Series 2021, 4.000%, 7/01/51
7/31 at 100.00 983,004
Massachusetts Development Finance Agency, Revenue Bonds, The Broad
Institute, Series 2017:
2,200
5.000%, 4/01/35
10/27 at 100.00 2,334,544
1,250
5.000%, 4/01/36
10/27 at 100.00 1,319,302
875 Massachusetts Development Finance Agency, Revenue Bonds, Tufts
University, Series 2015Q, 5.000%, 8/15/38
8/25 at 100.00 894,138
1,325 Massachusetts Development Finance Agency, Revenue Bonds, Wheaton
College, Series 2017H, 5.000%, 1/01/42
1/28 at 100.00 1,333,104
1,510 Massachusetts Development Finance Agency, Revenue Bonds, Woods Hole
Oceanographic Institution, Series 2018, 5.000%, 6/01/43
6/28 at 100.00 1,570,661
840 Massachusetts Development Finance Agency, Revenue Bonds, Worcester
Polytechnic Institute, Series 2016, 5.000%, 9/01/37
9/26 at 100.00 866,292
Nuveen Massachusetts Quality Municipal Income Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)
18
NMT
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
$ 550 Massachusetts Development Finance Agency, Revenue Bonds, Worcester
Polytechnic Institute, Series 2017, 5.000%, 9/01/42
9/27 at 100.00 $ 570,224
2,500 Massachusetts Development Finance Agency, Revenue Bonds, Worcester
Polytechnic Institute, Series 2017B, 5.000%, 9/01/42
9/27 at 100.00 2,591,926
500 Massachusetts Development Finance Authority, Revenue Bonds, Suffolk
University, Refunding Series 2017, 5.000%, 7/01/35
7/27 at 100.00 514,991
3,000 Massachusetts Development Finance Authority, Revenue Bonds, WGBH
Educational Foundation, Series 2002A, 5.750%, 1/01/42 - AMBAC Insured
No Opt. Call 3,648,627
2,495 Massachusetts Development Finance Authority, Revenue Bonds, WGBH
Educational Foundation, Series 2016, 5.000%, 1/01/40
7/26 at 100.00 2,561,249
Massachusetts Development Finance Authority, Revenue Refunding Bonds,
Boston University, Series 1999P:
1,090
6.000%, 5/15/29
No Opt. Call 1,198,164
1,000
6.000%, 5/15/59
5/29 at 105.00 1,132,062
4,000 University of Massachusetts Building Authority, Project Revenue Bonds,
Senior Series 2015-1, 5.000%, 11/01/40
11/25 at 100.00 4,059,346
2,900 University of Massachusetts Building Authority, Project Revenue Bonds,
Senior Series 2022-1, 5.000%, 11/01/52
5/30 at 100.00 3,080,159
Total Education and Civic Organizations 54,074,316
Health Care - 28 .7% ( 17 .9 % of Total Investments)
1,340 Massachusetts Development Finance Agency Revenue Bonds, South Shore
Hospital, Series 2016I, 5.000%, 7/01/41
7/26 at 100.00 1,343,763
1,100 Massachusetts Development Finance Agency, Revenue Bonds, Baystate
Medical Center Issue, Series 2014N, 5.000%, 7/01/44
7/24 at 100.00 1,102,827
500 Massachusetts Development Finance Agency, Revenue Bonds, Boston
Medical Center Issue, Series 2016E, 5.000%, 7/01/32
7/26 at 100.00 513,338
2,350 Massachusetts Development Finance Agency, Revenue Bonds, Boston
Medical Center Issue, Series 2023G, 5.250%, 7/01/48
7/33 at 100.00 2,465,428
1,675 Massachusetts Development Finance Agency, Revenue Bonds, CareGroup
Issue, Refunding Series 2016-I, 5.000%, 7/01/30
7/26 at 100.00 1,729,860
Massachusetts Development Finance Agency, Revenue Bonds, CareGroup
Issue, Series 2015H-1:
900
5.000%, 7/01/30
7/25 at 100.00 918,345
1,000
5.000%, 7/01/32
7/25 at 100.00 1,016,962
500
5.000%, 7/01/33
7/25 at 100.00 508,204
Massachusetts Development Finance Agency, Revenue Bonds, CareGroup
Issue, Series 2018J-2:
1,500
5.000%, 7/01/38
7/28 at 100.00 1,560,933
2,000
5.000%, 7/01/53
7/28 at 100.00 2,031,518
2,800 Massachusetts Development Finance Agency, Revenue Bonds, Dana-Farber
Cancer Institute Issue, Series 2016N, 5.000%, 12/01/46
12/26 at 100.00 2,839,976
3,500 Massachusetts Development Finance Agency, Revenue Bonds, Lahey Health
System Obligated Group Issue, Series 2015F, 5.000%, 8/15/45
8/25 at 100.00 3,522,224
2,145 Massachusetts Development Finance Agency, Revenue Bonds, Mass General
Brigham, Series 2020A-2, 5.000%, 7/01/39
1/30 at 100.00 2,292,745
1,080 Massachusetts Development Finance Agency, Revenue Bonds, Milford
Regional Medical Center Issue, Series 2014F, 5.750%, 7/15/43
1/24 at 100.00 1,065,553
100 Massachusetts Development Finance Agency, Revenue Bonds, Milford
Regional Medical Center Issue, Series 2020G, 5.000%, 7/15/46, 144A
7/30 at 100.00 87,766
2,100 Massachusetts Development Finance Agency, Revenue Bonds, Partners
HealthCare System Issue, Series 2017S-1, 4.000%, 7/01/41
1/28 at 100.00 2,057,423
820 Massachusetts Development Finance Agency, Revenue Bonds, Southcoast
Health System Obligated Group Issue, Series 2013F, 5.000%, 7/01/37
1/24 at 100.00 820,409
19
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
Massachusetts Development Finance Agency, Revenue Bonds, The Lowell
General Hospital, Series 2013G:
$ 1,000
5.000%, 7/01/37
1/24 at 100.00 $ 999,933
2,200
5.000%, 7/01/44
1/24 at 100.00 2,076,830
610 Massachusetts Development Finance Agency, Revenue Bonds, UMass
Memorial Health Care Obligated Group Issue, Series 2017K, 5.000%, 7/01/38
1/27 at 100.00 621,736
Massachusetts Development Finance Agency, Revenue Bonds, UMass
Memorial Health Care Obligated Group Issue, Series 2017L:
400
3.625%, 7/01/37
7/27 at 100.00 352,712
1,095
5.000%, 7/01/44
7/27 at 100.00 1,109,760
445 Massachusetts Development Finance Agency, Revenue Bonds, UMass
Memorial Health Care, Series 2016I, 5.000%, 7/01/36
7/26 at 100.00 455,727
280 Massachusetts Development Finance Agency, Revenue Bonds, Wellforce
Issue, Series 2019A, 5.000%, 7/01/44
1/29 at 100.00 274,148
700 Massachusetts Development Finance Agency, Revenue Bonds, Wellforce
Issue, Series 2020C, 4.000%, 10/01/45 - AGM Insured
10/30 at 100.00 640,932
Total Health Care 32,409,052
Housing/Multifamily - 4 .6% ( 2 .8 % of Total Investments)
215 Massachusetts Housing Finance Agency, Housing Bonds, Series 2003H,
5.125%, 6/01/43
12/23 at 100.00 215,056
665 Massachusetts Housing Finance Agency, Housing Bonds, Series 2019B-1,
3.100%, 12/01/44
12/28 at 100.00 510,896
1,000 Massachusetts Housing Finance Agency, Housing Bonds, Series 2020A-1,
3.000%, 12/01/50
12/28 at 100.00 696,493
1,335 Massachusetts Housing Finance Agency, Housing Bonds, Sustainability Green
Series 2020D-1, 2.550%, 12/01/50
6/30 at 100.00 871,579
400 Massachusetts Housing Finance Agency, Housing Bonds, Sustainability Green
Series 2021A-1, 2.450%, 12/01/51
6/30 at 100.00 241,173
2,500 Massachusetts Housing Finance Agency, Housing Bonds, Sustainability Green
Series 2022C-1, 5.100%, 12/01/52
6/32 at 100.00 2,605,645
Total Housing/Multifamily 5,140,842
Housing/Single Family - 0 .4% ( 0 .3 % of Total Investments)
500 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Social Series 2022-224, 4.350%, 12/01/42
6/32 at 100.00 499,233
Total Housing/Single Family 499,233
Long-Term Care - 2 .9% ( 1 .8 % of Total Investments)
Massachusetts Development Finance Agency Revenue Refunding Bonds,
NewBridge on the Charles, Inc. Issue, Series 2017:
1,040
4.125%, 10/01/42, 144A
12/23 at 104.00 850,235
250
5.000%, 10/01/47, 144A
12/23 at 104.00 224,625
460 Massachusetts Development Finance Agency, Revenue Bonds, Berkshire
Retirement Community Lennox, Series 2015, 5.000%, 7/01/31
7/25 at 100.00 465,078
1,000 Massachusetts Development Finance Agency, Revenue Bonds, Orchard
Cove, Inc., Refunding Series 2019, 5.000%, 10/01/49
10/24 at 104.00 908,385
1,000 Massachusetts Development Finance Agency, Revenue Bonds, Salem
Community Corporation, Refunding Series 2022, 5.250%, 1/01/50
1/32 at 100.00 840,626
Total Long-Term Care 3,288,949
Nuveen Massachusetts Quality Municipal Income Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)
20
NMT
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General - 28 .5% ( 17 .7 % of Total Investments)
$ 2,000 Concord, Massachusetts, General Obligation Bonds, Municipal Purpose Loan
Series 2023, 4.000%, 1/15/53
1/33 at 100.00 $ 1,970,040
1,240 Hudson, Massachusetts, General Obligation Bonds, Municipal Purpose Loan
Series 2011, 5.000%, 2/15/32
1/24 at 100.00 1,241,906
2,000 Massachusetts State, General Obligation Bonds, Consolidated Loan, Series
2015C, 5.000%, 7/01/45
7/25 at 100.00 2,027,928
3,895 Massachusetts State, General Obligation Bonds, Consolidated Loan, Series
2017F, 5.000%, 11/01/46
11/27 at 100.00 4,019,628
4,000 Massachusetts State, General Obligation Bonds, Consolidated Loan, Series
2019A, 5.000%, 1/01/49
1/29 at 100.00 4,179,426
3,000 Massachusetts State, General Obligation Bonds, Consolidated Loan, Series
2022C, 5.000%, 10/01/47
10/32 at 100.00 3,243,692
5,000 Massachusetts State, General Obligation Bonds, Consolidated Series 2023D,
5.000%, 10/01/51
10/33 at 100.00 5,410,526
1,775 North Reading, Massachusetts, General Obligation Bonds, Municipal Purpose
Loan Series 2012, 5.000%, 5/15/35
1/24 at 100.00 1,777,751
1,685 Northeast Metropolitan Regional Vocational Technical School District,
Massachusetts, General Obligation Bonds, School Series 2022, 4.000%,
4/15/47
4/31 at 100.00 1,639,394
2,010 Pentucket Regional School District, Massachusetts, General Obligation
Bonds, Series 2019, 3.000%, 9/01/43
9/27 at 100.00 1,617,721
2,000 Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1, 4.000%,
7/01/46
7/31 at 103.00 1,666,907
Revere, Massachusetts, General Obligation Bonds, State Qualified Municipal
Purpose Loan Series 2022:
1,625
4.000%, 8/01/42
8/31 at 100.00 1,626,865
1,745
4.000%, 8/01/43
8/31 at 100.00 1,741,378
Total Tax Obligation/General 32,163,162
Tax Obligation/Limited - 31 .1% ( 19 .4 % of Total Investments)
855 Martha's Vineyard Land Bank, Massachusetts, Revenue Bonds, Refunding
Green Series 2014, 5.000%, 5/01/33 - BAM Insured
11/24 at 100.00 865,093
500 Martha's Vineyard Land Bank, Massachusetts, Revenue Bonds, Refunding
Green Series 2017, 5.000%, 5/01/35 - BAM Insured
5/27 at 100.00 530,411
3,000 Massachusetts Bay Transportation Authority, Assessment Bonds, Sustainability
Series 2022A-2, 5.000%, 7/01/52
7/32 at 100.00 3,221,339
2,500 Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Senior
Series 2023A-1, 5.250%, 7/01/53
7/33 at 100.00 2,753,117
1,350 Massachusetts School Building Authority, Dedicated Sales Tax Revenue
Bonds, Refunding Senior Series 2015C, 5.000%, 8/15/37
8/25 at 100.00 1,378,513
3,185 Massachusetts School Building Authority, Dedicated Sales Tax Revenue
Bonds, Senior Series 2016B, 5.000%, 11/15/46
11/26 at 100.00 3,255,357
2,000 Massachusetts School Building Authority, Dedicated Sales Tax Revenue
Bonds, Subordinated Series 2018A, 5.250%, 2/15/48
2/28 at 100.00 2,091,722
3,075 Massachusetts State, Special Obligation Dedicated Tax Revenue Bonds,
Refunding Series 2005, 5.500%, 1/01/27 - NPFG Insured
No Opt. Call 3,316,977
2,000 Massachusetts State, Transportation Fund Revenue Bonds, Rail Enhancement
& Accelerated Bridge Programs, Series 2019A, 5.000%, 6/01/49
6/29 at 100.00 2,093,355
1,500 Massachusetts State, Transportation Fund Revenue Bonds, Rail Enhancement
Program, Series 2015A, 5.000%, 6/01/45
6/25 at 100.00 1,519,910
5,000 Massachusetts State, Transportation Fund Revenue Bonds, Rail Enhancement
Program, Series 2023B, 5.000%, 6/01/49
6/33 at 100.00 5,402,508
485 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/39
10/32 at 100.00 477,667
21
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 1,050 Puerto Rico Highway and Transportation Authority, Restructured Toll Revenue
Bonds, Series 2022A, 5.000%, 7/01/62
7/32 at 100.00 $ 1,039,500
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1:
13,888
0.000%, 7/01/46
7/28 at 41.38 4,098,250
4,218
0.000%, 7/01/51
7/28 at 30.01 917,669
775
4.750%, 7/01/53
7/28 at 100.00 733,439
1,016 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.784%, 7/01/58
7/28 at 100.00 957,138
490 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2012A, 5.000%, 10/01/32 - AGM Insured
1/24 at 100.00 490,267
Total Tax Obligation/Limited 35,142,232
Transportation - 4 .6% ( 2 .9 % of Total Investments)
Massachusetts Port Authority, Revenue Bonds, Series 2014A:
1,000
5.000%, 7/01/39
7/24 at 100.00 1,004,204
2,500
5.000%, 7/01/44
7/24 at 100.00 2,506,847
Massachusetts Port Authority, Revenue Bonds, Series 2015A:
715
5.000%, 7/01/40
7/25 at 100.00 726,281
1,000
5.000%, 7/01/45
7/25 at 100.00 1,012,135
Total Transportation 5,249,467
U.S. Guaranteed - 2 .8% ( 1 .7 % of Total Investments) (c)
1,610 Massachusetts College Building Authority, Project Revenue Bonds, Green
Series 2014B, 5.000%, 5/01/44, (Pre-refunded 5/01/24)
5/24 at 100.00 1,621,518
1,000 Massachusetts Development Finance Agency Revenue Bonds, Children's
Hospital Issue, Series 2014P, 5.000%, 10/01/46, (Pre-refunded 10/01/24)
10/24 at 100.00 1,015,561
500 Massachusetts Water Resources Authority, General Revenue Bonds, Series
2016B, 5.000%, 8/01/40, (Pre-refunded 8/01/26)
8/26 at 100.00 529,128
Total U.S. Guaranteed 3,166,207
Utilities - 9 .2% ( 5 .7 % of Total Investments)
565 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2014A, 5.000%, 7/01/29
7/24 at 100.00 569,075
Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2017:
1,250
5.000%, 7/01/37
7/27 at 100.00 1,279,786
420
5.000%, 7/01/40
7/27 at 100.00 426,090
415 Lynn Water and Sewer Commission, Massachusetts, General Revenue Bonds,
Series 2003A, 5.000%, 12/01/32 - NPFG Insured
1/24 at 100.00 415,450
1,000 Massachusetts Clean Water Trust, State Revolving Fund Bonds, Green 18
Series 2015, 5.000%, 2/01/45
2/24 at 100.00 1,003,419
4,445 Massachusetts Municipal Wholesale Electric Company, MMWEC, Revenue
Bonds, Project 2015A, Series 2021A, 4.000%, 7/01/46
1/32 at 100.00 4,357,699
1,230 Massachusetts Water Resources Authority, General Revenue Bonds, Series
2017B, 5.000%, 8/01/42
8/27 at 100.00 1,278,552
1,000 Springfield Water and Sewer Commission, Massachusetts, General Revenue
Bonds, Series 2017C, 5.000%, 4/15/37
4/27 at 100.00 1,047,085
Total Utilities 10,377,156
Total Municipal Bonds
(cost $183,353,716) 181,510,616
Total Long-Term Investments
(cost $183,353,716) 181,510,616
VRDP Shares, Net - (65.3)% (d) (73,773,179)
Other Assets & Liabilities, Net - 4.7% 5,303,950
Net Assets Applicable to Common Shares - 100% $ 113,041,387
Nuveen Massachusetts Quality Municipal Income Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)
22
NMT
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(d) VRDP Shares, Net as a percentage of Total Investments is 40.6%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
See Notes to Financial Statements
23
Nuveen Minnesota Quality Municipal Income
Fund
Portfolio of Investments November 30, 2023
(Unaudited)
NMS
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 167.0% (99.6% of Total Investments)
X 120,502,602
MUNICIPAL BONDS - 167.0%  (99.6% of Total Investments) X 120,502,602
Education and Civic Organizations - 37 .3% ( 22 .2 % of Total Investments)
City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds, DaVinci
Academy Project,Series 2016A:
$ 500
4.000%, 7/01/28
7/24 at 102.00 $ 471,940
50
5.000%, 7/01/36
7/24 at 102.00 46,146
500 Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge
Academy Project, Series 2015A, 5.250%, 7/01/40
7/25 at 100.00 496,698
570 Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes
International Language Academy, Series 2014A, 5.750%, 8/01/44
1/24 at 101.00 557,157
750 Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes
International Language Academy, Series 2019A, 5.250%, 8/01/43
8/27 at 102.00 692,836
100 Greenwood, Minnesota, Charter School Lease Revenue Bonds, Main Street
School of Performing Arts Project, Series 2016A, 5.000%, 7/01/47
7/26 at 100.00 81,304
2,200 Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble Academy
Project, Series 2014A, 5.000%, 7/01/44
7/24 at 100.00 1,970,575
1,575 Independence, Minnesota, Charter School Lease Revenue Bonds, Beacon
Academy Project, Series 2016A, 5.000%, 7/01/46
7/26 at 100.00 1,325,045
Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua
Academy Project, Series 2013A:
300
6.000%, 7/01/33
1/24 at 100.00 300,145
1,425
6.000%, 7/01/43
1/24 at 100.00 1,425,176
Minnesota Higher Education Facilities Authority, Revenue Bonds, Bethel
University, Refunding Series 2017:
500
5.000%, 5/01/37
5/27 at 100.00 475,564
2,000
5.000%, 5/01/47
5/27 at 100.00 1,770,711
Minnesota Higher Education Facilities Authority, Revenue Bonds, Carleton
College, Refunding Series 2017:
1,580
4.000%, 3/01/42
3/27 at 100.00 1,548,543
1,165
5.000%, 3/01/44
3/27 at 100.00 1,197,953
2,000 Minnesota Higher Education Facilities Authority, Revenue Bonds, Carleton
College, Series 2023, 5.000%, 3/01/53
3/33 at 100.00 2,126,278
Minnesota Higher Education Facilities Authority, Revenue Bonds, College of
Saint Scholastica, Inc., Refunding Series 2019:
500
4.000%, 12/01/34
12/29 at 100.00 481,920
425
4.000%, 12/01/40
12/29 at 100.00 376,064
305 Minnesota Higher Education Facilities Authority, Revenue Bonds, College of
St. Benedict, Series 2016-8K, 4.000%, 3/01/43
3/26 at 100.00 270,158
600 Minnesota Higher Education Facilities Authority, Revenue Bonds, Macalester
College, Refunding Series 2017, 4.000%, 3/01/48
3/27 at 100.00 569,637
225 Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint
Catherine University, Refunding Series 2018A, 5.000%, 10/01/45
10/28 at 100.00 225,811
750 Minnesota Higher Education Facilities Authority, Revenue Bonds, University
of Saint Thomas, Series 2019, 5.000%, 10/01/35
10/29 at 100.00 806,914
Minnesota Higher Education Facilities Authority, Revenue Bonds, University of
Saint Thomas, Series 2022B:
710
4.125%, 10/01/41
10/30 at 100.00 691,860
2,445
5.000%, 10/01/47
10/30 at 100.00 2,510,776
705 Otsego, Minnesota, Charter School Lease Revenue Bonds, Kaleidoscope
Charter School Project, Series 2014A, 5.000%, 9/01/44
9/24 at 100.00 609,151
Nuveen Minnesota Quality Municipal Income Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)
24
NMS
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School
Lease Revenue Bonds, Community of Peace Academy Project, Series 2019:
$ 500
5.000%, 12/01/39
12/29 at 100.00 $ 488,368
1,250
4.000%, 12/01/49
12/29 at 100.00 966,004
Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School
Lease Revenue Bonds, Twin Cities Academy Project, Series 2015A:
360
5.300%, 7/01/45
7/25 at 100.00 332,988
510
5.375%, 7/01/50
7/25 at 100.00 467,890
1,680 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School
Lease Revenue Bonds, Twin Cities German Immersion School, Series 2013A,
5.000%, 7/01/44
1/24 at 100.00 1,493,790
390 Saint Paul Housing and Redevelopment Authority, Minnesota, Lease Revenue
Bonds, Saint Paul Conservatory for Performing Artists Charter School Project,
Series 2013A, 4.625%, 3/01/43
1/24 at 100.00 321,493
1,000 Savage, Minnesota Charter School Lease Revenue Bonds, Aspen Academy
Project, Series 2016A, 5.000%, 10/01/41
10/26 at 100.00 887,343
St. Paul Housing and Redevelopment Authority, Minnesota, Charter School
Revenue Bonds, Higher Ground Academy Charter School, Series 2018:
500
5.000%, 12/01/43
12/26 at 102.00 468,180
500
5.125%, 12/01/49
12/26 at 102.00 461,263
Total Education and Civic Organizations 26,915,681
Health Care - 35 .5% ( 21 .2 % of Total Investments)
250 Chippewa County, Minnesota, Gross Revenue Hospital Bonds, Montevideo
Hospital Project, Refunding Series 2016, 4.000%, 3/01/32
3/26 at 100.00 241,537
180 City of Plato, Minnesota, Health Care Facilities Revenue Bonds, Glencoe
Regional Health Services Project, Series 2017, 5.000%, 4/01/41
4/27 at 100.00 181,958
Duluth Economic Development Authority, Minnesota, Health Care Facilities
Revenue Bonds, Essentia Health Obligated Group, Series 2018A:
100
4.250%, 2/15/43
2/28 at 100.00 96,665
1,400
5.000%, 2/15/43
2/28 at 100.00 1,421,003
5,050
5.000%, 2/15/53
2/28 at 100.00 5,057,500
430 Duluth Economic Development Authority, Minnesota, Health Care Facilities
Revenue Bonds, Saint Luke's Hospital of Duluth Obligated Group, Series
2021A, 3.000%, 6/15/44
6/31 at 100.00 293,372
150 Duluth Economic Development Authority, Minnesota, Health Care Facilities
Revenue Bonds, Saint Luke's Hospital of Duluth Obligated Group, Series
2022B, 5.250%, 6/15/47
6/32 at 100.00 150,792
Glencoe, Minnesota, Health Care Facilities Revenue Bonds, Glencoe Regional
Health Services Project, Series 2013:
400
4.000%, 4/01/27
1/24 at 100.00 397,375
230
4.000%, 4/01/31
1/24 at 100.00 225,099
500 Maple Grove, Minnesota, Health Care Facilities Revenue Refunding Bonds,
North Memorial Health Care, Series 2015, 4.000%, 9/01/35
9/25 at 100.00 476,872
Maple Grove, Minnesota, Health Care Facility Revenue Bonds, North
Memorial Health Care, Series 2017:
200
5.000%, 5/01/31
5/27 at 100.00 206,737
165
5.000%, 5/01/32
5/27 at 100.00 169,950
Minneapolis, Minnesota, Health Care System Revenue Bonds, Allina Health
System, Series 2021:
1,500
4.000%, 11/15/36
11/31 at 100.00 1,517,207
500
4.000%, 11/15/39
11/31 at 100.00 495,163
265 Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health
Services, Series 2015A, 4.000%, 11/15/40
11/25 at 100.00 242,186
1,500 Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health
Services, Series 2018A, 4.000%, 11/15/48
11/28 at 100.00 1,280,003
25
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
$ 915 Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic,
Series 2018A, 4.000%, 11/15/48
5/28 at 100.00 $ 877,538
1,000 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health
System, Series 2016A, 4.000%, 5/01/37
5/26 at 100.00 996,421
1,675 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health
System, Series 2019, 5.000%, 5/01/48
5/29 at 100.00 1,724,167
3,920 Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care
Facility Revenue Bonds, HealthPartners Obligated Group, Refunding Series
2015A, 4.000%, 7/01/35
7/25 at 100.00 3,868,090
Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care
Revenue Bonds, Fairview Health Services, Series 2017A:
245
4.000%, 11/15/36
11/27 at 100.00 232,119
240
4.000%, 11/15/37
11/27 at 100.00 224,868
2,170
4.000%, 11/15/43
11/27 at 100.00 1,932,016
1,000
5.000%, 11/15/47
11/27 at 100.00 1,008,074
905 Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions Hospital
Parking Ramp Project, Series 2007-1, 5.000%, 8/01/36
1/24 at 100.00 905,414
Shakopee, Minnesota, Health Care Facilities Revenue Bonds, Saint Francis
Regional Medical Center, Refunding Series 2014:
765
4.000%, 9/01/31
9/24 at 100.00 741,251
630
5.000%, 9/01/34
9/24 at 100.00 632,241
Total Health Care 25,595,618
Housing/Multifamily - 2 .2% ( 1 .3 % of Total Investments)
1,600 Coon Rapids, Minnesota, Multifamily Housing Revenue Bonds, Tralee Terrace
Apartments Project, Series 2010, 4.500%, 6/01/26
1/24 at 100.00 1,601,323
Total Housing/Multifamily 1,601,323
Housing/Single Family - 0 .1% ( 0 .1 % of Total Investments)
50 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2013C, 3.900%, 7/01/43
1/24 at 100.00 47,090
20 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2014C, 3.500%, 1/01/32
7/24 at 100.00 19,705
Total Housing/Single Family 66,795
Industrials - 6 .3% ( 3 .7 % of Total Investments)
Minneapolis, Minnesota, Limited Tax Supported Development Revenue
Bonds,  Common Bond Fund Series 2013-1:
1,400
4.500%, 6/01/33
6/24 at 100.00 1,410,478
600
4.750%, 6/01/39
6/24 at 100.00 603,049
2,650 Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds,
Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%, 10/01/37, (AMT),
144A
1/24 at 100.00 2,511,109
Total Industrials 4,524,636
Long-Term Care - 8 .1% ( 4 .8 % of Total Investments)
805 Anoka, Minnesota, Health Care and Housing Facility Revenue Bonds, The
Homestead at Anoka, Inc. Project, Series 2014, 5.125%, 11/01/49
11/24 at 100.00 645,027
380 Center City, Minnesota, Health Care Facilities Revenue Bonds, Hazelden Betty
Ford Foundation Project, Series 2014, 4.000%, 11/01/39
11/24 at 100.00 339,014
875 Cold Spring, Minnesota, Health Care Facilities Revenue Bonds, Assumption
Home, Inc., Refunding Series 2013, 5.200%, 3/01/43
1/24 at 100.00 697,245
Columbus, Minnesota, Senior Housing Revenue Bonds, Richfield Senior
Housing, Inc., Refunding Series 2015:
175
5.250%, 1/01/40
1/24 at 100.00 139,956
850
5.250%, 1/01/46
1/24 at 100.00 648,879
Nuveen Minnesota Quality Municipal Income Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)
26
NMS
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Long-Term Care (continued)
$ 500 Dakota County Community Development Agency, Minnesota, Senior
Housing Revenue Bonds, Walker Highview Hills LLC Project, Refunding Series
2016A, 5.000%, 8/01/51, 144A
1/24 at 100.00 $ 438,962
750 Minneapolis, Minnesota, Senior Housing and Healthcare Revenue Bonds,
Ecumen Abiitan Mill City Project,  Series 2015, 5.250%, 11/01/45
1/24 at 100.00 643,580
215 Saint Joseph, Minnesota, Senior Housing and Healthcare Revenue Bonds,
Woodcrest of Country Manor Project, Series 2019 A, 5.000%, 7/01/55
7/24 at 102.00 168,171
500 Saint Paul Housing and Redevelopment Authority Minnesota, Senior Housing
and Health Care Revenue Bonds, Episcopal Homes Project, Series 2013,
5.125%, 5/01/48
1/24 at 100.00 397,885
Saint Paul Park, Minnesota, Senior Housing and Health Care Revenue Bonds,
Presbyterian Homes Bloomington Project, Refunding Series 2017:
500
4.125%, 9/01/34
9/24 at 100.00 462,375
350
4.125%, 9/01/35
9/24 at 100.00 319,818
585 Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue Bonds,
Good Shepherd Luthran Home, Refunding Series 2013, 5.125%, 1/01/39
1/24 at 100.00 483,811
500 Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone Senior
Living Community, Refunding Series 2019, 5.000%, 8/01/49
8/24 at 102.00 471,043
Total Long-Term Care 5,855,766
Tax Obligation/General - 29 .2% ( 17 .4 % of Total Investments)
Brainerd Independent School District 181, Crow Wing County, Minnesota,
General Obligation Bonds, Facilities Maintenance Series 2018D:
1,015
4.000%, 2/01/38
2/27 at 100.00 1,024,339
1,055
4.000%, 2/01/39
2/27 at 100.00 1,062,552
1,000 Brainerd Independent School District 181, Crow Wing County, Minnesota,
General Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/42
2/27 at 100.00 1,001,930
1,020 Brooklyn Center Independent School District 286, Minnesota, General
Obligation Bonds, Series 2018A, 4.000%, 2/01/43
2/27 at 100.00 1,017,365
300 Circle Pines Independent School District 12, Centennial, Minnesota, General
Obligation Bonds, School Building Series 2015A, 0.000%, 2/01/35
2/25 at 67.23 192,916
1,000 Cloquet Independent School District 94, Carlton and Sant Louis Counties,
Minnesota, General Obligation Bonds, School Building Series 2015B, 4.000%,
2/01/36
2/25 at 100.00 1,003,100
1,000 Corcoran, Minnesota, General Obligation Bonds, Series 2023A, 4.000%,
2/01/48 - BAM Insured
2/31 at 100.00 968,761
500 Dover-Eyota Independent School District 533, Minnesota, General Obligation
Bonds, School Building   Facilities Maintenance Series 2023A, 4.000%,
2/01/44
2/31 at 100.00 494,270
540 Duluth Independent School District 709, Saint Louis County, Minnesota,
General Obligation Bonds, Capital Appreciation Series 2021C, 0.000%,
2/01/33
2/28 at 89.86 361,879
500 GFW Independent School District No. 2365, Sibley, Renville, McLeod and
Nicollet Counties, Minnesota, General Obligation School Building Bonds,
Series 2023A, 5.000%, 2/01/48
2/31 at 100.00 532,853
1,000 Independent School District 621, Mounds View, Minnesota, General
Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/42
2/27 at 100.00 1,000,163
Independent School District No. 2397 (Le Sueur-Henderson), Minnesota,
General Obligation School Building Bonds, Series 2022A:
1,145
5.000%, 2/01/36
2/31 at 100.00 1,292,235
1,000
4.500%, 2/01/41
2/31 at 100.00 1,037,367
1,500 Maple River Independent School District 2135, Minnesota, General
Obligation Bonds, School Building Series 2020A, 4.000%, 2/01/50
2/30 at 100.00 1,437,406
1,345 Minneapolis, Minnesota, General Obligation Bonds, Improvement & Various
Purpose Series 2018, 4.000%, 12/01/40
12/26 at 100.00 1,355,377
27
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
$ 310 Minnetonka Independent School District 276, Hennepin County, Minnesota,
General Obligation Bonds, Facilities Maintenance Series 2023B, 5.000%,
2/01/39
2/32 at 100.00 $ 338,914
1,000 Roseville Independent School District 623, Ramsey County, Minnesota,
General Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/34
2/27 at 100.00 1,026,513
1,000 Round Lake-Brewster Independent School District 2907, Minnesota, General
Obligation Bonds, School Building Series 2023A, 4.000%, 2/01/42
2/32 at 100.00 991,705
1,000 Saint James Independent School District 840, Minnesota, General Obligation
Bonds, School Building Series 2015B, 4.000%, 2/01/45
2/26 at 100.00 1,002,580
1,000 Saint Louis Park Independent School District 283, Hennepin County,
Minnesota, General Obligation Bonds, School Building Series 2022A,
5.000%, 2/01/36
2/31 at 100.00 1,133,412
1,000 Sartell Independent School District 748, Stearns County, Minnesota, General
Obligation Bonds, School Building Capital Appreciation Series 2016B,
0.000%, 2/01/39
2/25 at 62.98 494,781
800
Sartell, Minnesota, General Obligation Bonds, Series 2022A, 4.000%, 2/01/43
2/30 at 100.00 791,604
1,500 Sibley East Independent School District 2310, Sibley, Minnesota, General
Obligation Bonds, School Building Series 2015A, 4.000%, 2/01/40
2/25 at 100.00 1,502,557
Total Tax Obligation/General 21,064,579
Tax Obligation/Limited - 16 .7% ( 10 .0 % of Total Investments)
1,000 Anoka-Hennepin Independent School District 11, Minnesota, Certificates of
ParticIpation, Series 2015A, 4.000%, 2/01/41
1/24 at 100.00 962,515
500 Elbow Lake Economic Development Authority, Minnesota, Lease Revenue
Bonds, Grant County Public Project, Series 2023A, 5.000%, 12/15/44
12/32 at 100.00 488,704
125 Minneapolis, Minnesota, Tax Increment Revenue Bonds, Grant Park Project,
Refunding Series 2015, 4.000%, 3/01/30
1/24 at 100.00 120,860
500 Minneapolis, Minnesota, Tax Incriment Revenue Bonds, Ivy Tower Project,
Series 2015, 5.000%, 3/01/29
3/24 at 100.00 500,067
200 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2017A, 4.000%, 8/01/35
8/27 at 100.00 205,478
500 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2018D, 4.000%, 8/01/39
8/28 at 100.00 489,205
1,000 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2022A, 5.000%, 8/01/40
8/32 at 100.00 1,091,992
2,230 Minnesota Housing Finance Agency, Nonprofit Housing Bonds, State
Appropriation Series 2011, 5.000%, 8/01/31
1/24 at 100.00 2,233,256
1,000 New London Economic Development Authority, Minnesota, Lease Revenue
Bonds, SWWC Service Cooperative Lease With Option to Purchase Project,
Public Series 2023, 4.500%, 2/01/33
2/28 at 100.00 985,197
1,000 Northeast Metropolitan Intermediate School District 916, White Bear Lake,
Minnesota, Certificates of Particpation, Series 2015A, 3.750%, 2/01/36
2/25 at 100.00 1,000,349
750 Northeast Metropolitan Intermediate School District 916, White Bear Lake,
Minnesota, Certificates of Particpation, Series 2015B, 4.000%, 2/01/42
2/25 at 100.00 727,821
Saint Cloud Independent School District 742, Stearns County, Minnesota,
Certificates of Participation, Saint Cloud Area Public Schools, Series 2017A:
145
5.000%, 2/01/32
2/25 at 100.00 147,626
500
4.000%, 2/01/38
2/25 at 100.00 500,489
Saint Paul Housing and Redevelopment Authority, Minnesota, Multifamily
Housing Revenue Bonds, 2700 University at Westgate Station, Series 2015B:
455
4.875%, 4/01/30
1/24 at 100.00 450,945
825
5.250%, 4/01/43
1/24 at 100.00 774,434
800 Saint Paul, Minnesota, Sales Tax Revenue Bonds, Series 2014G, 3.750%,
11/01/33
11/24 at 100.00 801,118
Nuveen Minnesota Quality Municipal Income Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)
28
NMS
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 635 Zumbro Education District 6012, Minnesota, Certificates of Participation
Series 2021A, 4.000%, 2/01/41
2/31 at 100.00 $ 573,202
Total Tax Obligation/Limited 12,053,258
Transportation - 9 .1% ( 5 .4 % of Total Investments)
Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport
Revenue Bonds, Refunding Subordinate Lien Series 2019A:
300
5.000%, 1/01/39
7/29 at 100.00 316,749
500
5.000%, 1/01/44
7/29 at 100.00 521,302
250
5.000%, 1/01/49
7/29 at 100.00 258,666
2,000 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport
Revenue Bonds, Refunding Subordinate Lien Series 2019B, 5.000%, 1/01/49,
(AMT)
7/29 at 100.00 2,032,627
1,600 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport
Revenue Bonds, Senior Lien Series 2016C, 5.000%, 1/01/46
1/27 at 100.00 1,648,875
500 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport
Revenue Bonds, Subordinate Lien Series 2022A, 5.000%, 1/01/52
1/32 at 100.00 526,937
1,175 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport
Revenue Bonds, Subordinate Lien Series 2022B, 5.250%, 1/01/47, (AMT)
1/32 at 100.00 1,235,505
Total Transportation 6,540,661
U.S. Guaranteed - 5 .8% ( 3 .5 % of Total Investments) (c)
Hermantown Independent School District 700, Minnesota, General
Obligation Bonds, School Building Series 2015A:
940
0.000%, 2/01/37, (Pre-refunded 2/01/24)
2/24 at 56.07 524,246
1,075
0.000%, 2/01/38, (Pre-refunded 2/01/24)
2/24 at 53.49 571,874
1,500 Mankato Independent School District 77, Nicollet and Le Sueur Counties,
Minnesota, General Obligation Bonds, School Building Series 2014A,
4.000%, 2/01/30, (Pre-refunded 2/01/24)
2/24 at 100.00 1,501,497
580 St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue
Bonds, HealthEast Inc., Series 2015A, 5.000%, 11/15/44, (Pre-refunded
11/15/25)
11/25 at 100.00 596,031
1,000 Western Minnesota Municipal Power Agency, Minnesota, Power Supply
Revenue Bonds, Series 2014A, 4.000%, 1/01/40, (Pre-refunded 1/01/24)
1/24 at 100.00 1,000,303
Total U.S. Guaranteed 4,193,951
Utilities - 16 .7% ( 10 .0 % of Total Investments)
415 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2016, 5.000%, 1/01/46
7/26 at 100.00 417,626
30 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2020A, 5.000%, 1/01/50
7/30 at 100.00 30,186
500 Minnesota Municipal Power Agency, Electric Revenue Bonds, Refunding
Series 2014A, 4.000%, 10/01/33
10/24 at 100.00 502,900
Minnesota Municipal Power Agency, Electric Revenue Bonds, Series 2016:
965
5.000%, 10/01/35
10/26 at 100.00 1,008,088
2,795
5.000%, 10/01/47
10/26 at 100.00 2,865,870
655 Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds, Series
2021-1. 501 C3, 4.000%, 10/01/41
10/27 at 100.00 612,842
200 Saint Paul Port Authority, Minnesota, District Energy Revenue Bonds, Series
2023-3, 4.750%, 10/01/43
10/33 at 100.00 199,022
Southern Minnesota Municipal Power Agency, Power Supply System Revenue
Bonds, Series 1994A:
3,070
0.000%, 1/01/24 - NPFG Insured
No Opt. Call 3,061,309
100
0.000%, 1/01/26 - NPFG Insured
No Opt. Call 92,597
29
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities (continued)
$ 3,200 Western Minnesota Municipal Power Agency, Minnesota, Power Supply
Revenue Bonds, Series 2018A, 5.000%, 1/01/49
7/28 at 100.00 $ 3,299,894
Total Utilities 12,090,334
Total Municipal Bonds
(cost $123,717,134) 120,502,602
Total Long-Term Investments
(cost $123,717,134) 120,502,602
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SHORT-TERM INVESTMENTS -  0.7%(0.4% of Total Investments)
X 500,000
MUNICIPAL BONDS - 0.7%  (0.4% of Total Investments) X 500,000
Health Care - 0 .7% ( 0 .4 % of Total Investments)
$ 500 (d) Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health
Services, Series 2018 A, 3.400%, 11/15/48, (Mandatory Put 11/30/23)
11/23 at 100.00 $ 500,000
Total Health Care 500,000
Total Municipal Bonds
(cost $500,000) 500,000
Total Short-Term Investments
(cost $500,000) 500,000
Total Investments
(cost $124,217,134) - 167.7% 121,002,602
AMTP Shares, Net - (69.0)% (e) (49,775,716)
Other Assets & Liabilities, Net - 1.3% 941,196
Net Assets Applicable to Common Shares - 100% $ 72,168,082
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(d) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(e) AMTP Shares, Net as a percentage of Total Investments is 41.1%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
See Notes to Financial Statements
30
Nuveen Missouri Quality Municipal Income
Fund
Portfolio of Investments November 30, 2023
(Unaudited)
NOM
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 165.5% (99.4% of Total Investments)
X 44,887,129
MUNICIPAL BONDS - 165.5%  (99.4% of Total Investments) X 44,887,129
Consumer Staples - 4 .3% ( 2 .6 % of Total Investments)
$ 1,055 Missouri Development Finance Board, Solid Waste Disposal Revenue Bonds,
Procter and Gamble Inc., Series 1999, 5.200%, 3/15/29, (AMT)
No Opt. Call $ 1,160,847
Total Consumer Staples 1,160,847
Education and Civic Organizations - 11 .8% ( 7 .1 % of Total Investments)
300 Curators of the University of Missouri, System Facilities Revenue Bonds,
Series 2014A, 4.000%, 11/01/33
11/24 at 100.00 300,442
410 Missouri Health and Educational Facilities Authority, Educational Facilities
Revenue Bonds, Kansas City University of Medicine and Biosciences, Series
2013A, 5.000%, 6/01/33
12/23 at 100.00 410,353
600 Missouri Health and Educational Facilities Authority, Educational Facilities
Revenue Bonds, Southwest Baptist University Project, Series 2012, 5.000%,
10/01/33
1/24 at 100.00 599,984
1,000 Missouri Health and Educational Facilities Authority, Revenue Bonds, Saint
Louis University, Series 2015A, 4.000%, 10/01/42
10/25 at 100.00 975,146
500 Missouri Health and Educational Facilities Authority, Revenue Bonds, Saint
Louis University, Series 2019A, 5.000%, 10/01/46
4/29 at 100.00 523,102
115 Missouri Health and Educational Facilities Authority, Revenue Bonds, Webster
University, Refunding Series 2017, 4.000%, 4/01/34
4/27 at 100.00 99,242
210 Missouri Southern State University, Auxiliary Enterprise System Revenue
Bonds, Series 2019A, 4.000%, 10/01/39 - AGM Insured
10/29 at 100.00 207,256
100 Saline County Industrial Development Authority, Missouri, First Mortgage
Revenue Bonds, Missouri Valley College, Series 2017, 4.500%, 10/01/40
1/24 at 100.00 84,145
Total Education and Civic Organizations 3,199,670
Health Care - 34 .0% ( 20 .4 % of Total Investments)
300 Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center,
Refunding Series 2016, 5.000%, 8/01/30
8/26 at 100.00 273,354
210 Bridgeton Industrial Development Authority, Missouri, Senior Housing
Revenue Bonds, The Sarah Community Project, Refunding Series 2016,
4.000%, 5/01/33
5/25 at 100.00 210,892
400 Cape Girardeau County Industrial Development Authority, Missouri, Health
Facilities Revenue Bonds, Southeasthealth, Series 2017A, 5.000%, 3/01/36
3/27 at 100.00 406,145
300 Hannibal Industrial Development Authority, Missouri, Health Facilities
Revenue Bonds, Hannibal Regional Healthcare System, Series 2017, 5.000%,
10/01/42
10/27 at 100.00 302,765
315 Joplin Industrial Development Authority, Missouri, Health Facilities Revenue
Bonds, Freeman Health System, Series 2015, 5.000%, 2/15/35
2/24 at 100.00 315,324
250 Missouri Health and Educational Facilities Authority, Health Facilities Revenue
Bonds, BJC Health System, Series 2015A, 4.000%, 1/01/45
1/25 at 100.00 233,120
750 (c) Missouri Health and Educational Facilities Authority, Health Facilities Revenue
Bonds, BJC Health System, Variable Rate Demand Obligation Series 2017D,
4.000%, 1/01/58, (Mandatory Put 1/01/48), (UB)
1/28 at 100.00 697,459
1,730 Missouri Health and Educational Facilities Authority, Health Facilities Revenue
Bonds, CoxHealth, Series 2013A, 5.000%, 11/15/44
1/24 at 100.00 1,730,489
500 Missouri Health and Educational Facilities Authority, Health Facilities Revenue
Bonds, CoxHealth, Series 2015A, 5.000%, 11/15/33
11/25 at 100.00 505,327
390 Missouri Health and Educational Facilities Authority, Health Facilities Revenue
Bonds, Mercy Health, Series 2012, 4.000%, 11/15/42
1/24 at 100.00 373,381
31
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
$ 550 Missouri Health and Educational Facilities Authority, Health Facilities Revenue
Bonds, Mercy Health, Series 2014F, 4.250%, 11/15/48
11/24 at 100.00 $ 531,247
650 Missouri Health and Educational Facilities Authority, Health Facilities Revenue
Bonds, Mercy Health, Series 2017C, 5.000%, 11/15/42
11/27 at 100.00 665,189
1,000 Missouri Health and Educational Facilities Authority, Health Facilities Revenue
Bonds, Mercy Health, Series 2023, 5.500%, 12/01/48
12/33 at 100.00 1,094,143
1,000 Missouri Health and Educational Facilities Authority, Health Facilities Revenue
Bonds, Mosaic Health System, Series 2019A, 4.000%, 2/15/54
2/29 at 100.00 893,812
350 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Children's Mercy Hospital, Series 2017A, 4.000%, 5/15/48
5/25 at 102.00 319,612
125 Missouri Health and Educational Facilities Authority, Revenue Bonds, Lake
Regional Health System, Series 2021, 4.000%, 2/15/51
8/31 at 100.00 102,793
600 Saint Louis County Industrial Development Authority, Missouri, Health
Facilities Revenue Bonds, Ranken-Jordan Project, Refunding & Improvement
Series 2016, 5.000%, 11/15/46
11/25 at 100.00 574,365
Total Health Care 9,229,417
Housing/Single Family - 0 .1% ( 0 .1 % of Total Investments)
40 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series 2017A-2,
3.800%, 11/01/37
11/26 at 100.00 38,142
Total Housing/Single Family 38,142
Long-Term Care - 9 .1% ( 5 .4 % of Total Investments)
100 Kirkwood Industrial Development Authority, Missouri, Retirement Community
Revenue Bonds, Aberdeen Heights Project, Refunding Series 2017A, 5.250%,
5/15/37
5/27 at 100.00 83,753
500 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Lutheran Senior Services Projects, Series 2014A, 5.000%, 2/01/44
2/24 at 100.00 465,129
Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran
Senior Services Projects, Series 2016A:
400
5.000%, 2/01/36
2/26 at 100.00 393,183
500
5.000%, 2/01/46
2/26 at 100.00 459,768
100 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Lutheran Senior Services Projects, Series 2019C, 4.000%, 2/01/48
2/29 at 100.00 77,951
Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Friendship Village of Sunset Hills, Series 2012:
250
5.000%, 9/01/32
1/24 at 100.00 243,593
250
5.000%, 9/01/42
1/24 at 100.00 220,787
430 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Friendship Village of Sunset Hills, Series 2013A, 5.875%, 9/01/43
1/24 at 100.00 429,987
100 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Saint Andrew's Resources for Seniors, Series 2015A, 5.125%,
12/01/45
12/25 at 100.00 86,865
Total Long-Term Care 2,461,016
Tax Obligation/General - 31 .3% ( 18 .8 % of Total Investments)
Clay County Public School District 53, Liberty, Missouri, General Obligation
Bonds, Series 2018:
1,000
4.000%, 3/01/34
3/26 at 100.00 1,007,750
335
4.000%, 3/01/36
3/26 at 100.00 337,607
340 Clay County Reorganized School District R-II Smithville, Missouri, General
Obligation Bonds, Refunding Series 2015, 4.000%, 3/01/36
3/27 at 100.00 344,285
350 Fenton Missouri Fire Protection District, Missouri, General Obligation Bonds,
Series 2019, 4.000%, 3/01/39
3/27 at 100.00 350,355
Nuveen Missouri Quality Municipal Income Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)
32
NOM
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
$ 500 Fort Zumwalt School District, Callaway County, Missouri, General Obligation
Bonds, Refunding & Improvement Series 2015, 4.000%, 3/01/32
3/24 at 100.00 $ 500,283
200 Fort Zumwalt School District, Callaway County, Missouri, General Obligation
Bonds, Refunding & Improvement Series 2018, 5.000%, 3/01/36
3/27 at 100.00 211,145
500 Jefferson City School District, Missouri, General Obligation Bonds, Series
2023A, 5.500%, 3/01/43
3/32 at 100.00 558,684
225 Jefferson County School District R-1 Northwest, Missouri, General Obligation
Bonds, Direct Deposit Program Series 2023, 5.000%, 3/01/43
3/31 at 100.00 239,955
1,000 Joplin Schools, Missouri, General Obligation Bonds, Refunding, Direct
Deposit Program Series 2017, 4.000%, 3/01/32
3/27 at 100.00 1,022,463
300 Kansas City, Missouri, General Obligation Bonds, Refunding & Improvement
Series 2018A, 4.000%, 2/01/35
2/28 at 100.00 306,137
155 Ozark R-6 School District, Christian County, Missouri, General Obligation
Bonds, Series 2023, 5.000%, 4/01/45
4/31 at 100.00 157,954
1,250 Saint Charles County Francis Howell School District, Missouri, General
Obligation Bonds, Series 2022, 5.000%, 3/01/42
3/31 at 100.00 1,350,568
1,000 Saint Louis County Pattonville School District R3, Missouri, General Obligation
Bonds, Series 2023, 5.250%, 3/01/43
3/31 at 100.00 1,093,947
1,000 Valley Park Fire Protection District, Missouri, General Obligation Bonds, Series
2019, 4.000%, 3/01/39
3/27 at 100.00 1,001,014
Total Tax Obligation/General 8,482,147
Tax Obligation/Limited - 38 .0% ( 22 .8 % of Total Investments)
Bi-State Development Agency of the Missouri-Illinois Metropolitan District,
Mass Transit Sales Tax Appropriation Bonds, Refunding Combined Lien Series
2019:
1,500
4.000%, 10/01/36
10/29 at 100.00 1,521,573
1,160
4.000%, 10/01/48
10/29 at 100.00 1,128,787
155 Blue Springs, Missouri, Special Obligation Tax Increment Bonds, Adams Farm
Project, Special Districts Refunding & Improvement Series 2015A, 4.750%,
6/01/30
6/24 at 100.00 153,042
145 Clay, Jackson & Platte Counties Consolidated Public Library District 3,
Missouri, Certificates of Participation, Mid-Continent Public Library Project,
Series 2018, 4.000%, 3/01/35
3/26 at 100.00 145,594
250 Conley Road Transportation District, Missouri, Transportation Sales Tax
Revenue Bonds, Series 2017, 5.125%, 5/01/41
5/25 at 100.00 250,156
297 (d) Fulton, Missouri, Tax Increment Revenue Bonds, Fulton Commons
Redevelopment Project, Series 2006, 5.000%, 6/01/28
1/24 at 100.00 94,943
Howard Bend Levee District, St. Louis County, Missouri, Levee District
Improvement Bonds, Series 2013B:
250
4.875%, 3/01/33
1/24 at 100.00 236,350
200
5.000%, 3/01/38
1/24 at 100.00 186,465
300 Kansas City Industrial Development Authority, Missouri, Downtown
Redevelpment District Revenue Bonds, Series 2011A, 5.000%, 9/01/32
1/24 at 100.00 300,466
75 Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue
Bonds, Ward Parkway Center Community Improvement District, Senior
Refunding & Improvement Series 2016, 4.250%, 4/01/26, 144A
No Opt. Call 73,102
500 Kansas City, Missouri, Special Obligation Bonds, Downtown Arena Project,
Refunding & Improvement Series 2016E, 5.000%, 4/01/40
4/25 at 100.00 502,656
325 Kansas City, Missouri, Special Obligation Bonds, Downtown Redevelopment
District, Series 2014C, 5.000%, 9/01/33
1/24 at 100.00 325,248
33
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
Land Clearance for Redevelopment Authority of Kansas City, Missouri, Project
Revenue Bonds, Convention Center Hotel Project - TIF Financing, Series
2018B:
$ 100
5.000%, 2/01/40, 144A
2/28 at 100.00 $ 79,584
100
5.000%, 2/01/50, 144A
2/28 at 100.00 73,866
250 Marshall School District, Missouri, Certificates of Participation, Series 2023,
5.000%, 3/01/49 - BAM Insured
3/33 at 100.00 260,013
245 Missouri Development Finance Board, Infrastructure Facilities Revenue
Bonds, City of Branson - Branson Landing Project, Series 2015A, 4.000%,
6/01/34
1/24 at 100.00 245,055
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1:
350
0.000%, 7/01/46
7/28 at 41.38 103,283
97
0.000%, 7/01/51
7/28 at 30.01 21,103
500
4.750%, 7/01/53
7/28 at 100.00 473,186
117
5.000%, 7/01/58
7/28 at 100.00 113,734
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2:
252
4.329%, 7/01/40
7/28 at 100.00 239,160
200
4.329%, 7/01/40
7/28 at 100.00 189,814
50 Saint Charles County Industrial Development Authority, Missouri, Sales Tax
Revenue Bonds, Wentzville Parkway Regional Community Improvement
District Project, Series 2019B, 4.250%, 11/01/49, 144A
11/29 at 102.00 39,763
250 Saint Louis County Industrial Development Authority, Missouri, Sales Tax
Revenue Bonds, Chesterfield Blue Valley Community Improvement District
Project, Series 2014A, 5.250%, 7/01/44, 144A
7/24 at 100.00 217,097
500 Saint Louis Land Clearance for Redevelopment Authority, Missouri, Annual
Appropriation Redevelopment Revenue Bonds, National Geospatial-
Intelligence Agency Offsite Improvements, Series 2022C, 5.125%, 6/01/46
6/30 at 100.00 501,928
1,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue
Bonds, Convention Center, Expansion & Improvement Projects Series 2020,
5.000%, 10/01/49 - AGM Insured
10/30 at 100.00 1,033,816
600 Springfield, Missouri, Special Obligation Bonds, Sewer System Improvements
Project, Series 2015, 4.000%, 4/01/35
4/25 at 100.00 601,478
125 Taney County Industrial Development Authority, Missouri, Sales Tax Revenue
Improvement Bonds, Big Cedar Infrastructure Project Series 2023, 6.000%,
10/01/49, 144A
10/30 at 100.00 121,788
450 The Industrial Development Authority of the City of Saint Louis, Missouri,
Development Financing Revenue Bonds, Ballpark Village Development
Project, Series 2017A, 4.750%, 11/15/47
11/26 at 100.00 326,817
205 Transportation Development District, Missouri, Transportation Sales Tax
Revenue Bonds, Series 2017, 4.500%, 6/01/36
6/26 at 100.00 205,759
195 Universal City Industrial Development Authority, Missouri, Revenue Bonds,
Tax Increment and Special District Markets at Olive Project Series 2023A,
5.500%, 6/15/42
6/33 at 100.00 192,987
320 Wentzville, Missouri, Certificates of Participation, Series 2023, 5.000%,
3/01/37
3/33 at 100.00 350,605
Total Tax Obligation/Limited 10,309,218
Nuveen Missouri Quality Municipal Income Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)
34
NOM
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Transportation - 14 .0% ( 8 .4 % of Total Investments)
$ 450 Kansas City Industrial Development Authority, Missouri, Airport Special
Obligation Bonds, Kansas City International Airport Terminal Modernization
Project, Series 2019A, 5.000%, 3/01/44, (AMT)
3/29 at 100.00 $ 456,054
2,000 Kansas City Industrial Development Authority, Missouri, Airport Special
Obligation Bonds, Kansas City International Airport Terminal Modernization
Project, Series 2019B, 5.000%, 3/01/46, (AMT)
3/29 at 100.00 2,021,475
1,265 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International
Airport, Series 2017C, 5.000%, 7/01/47 - AGM Insured
7/27 at 100.00 1,308,316
Total Transportation 3,785,845
Utilities - 22 .9% ( 13 .8 % of Total Investments)
150 Franklin County Public Water Supply District 3, Missouri, Certificates of
Participation, Series 2017, 4.000%, 12/01/37
12/24 at 100.00 150,660
500 Kansas City, Missouri, Sanitary Sewer System Revenue Bonds, Improvement
Series 2023A, 4.000%, 1/01/48
1/33 at 100.00 485,323
Metropolitan St. Louis Sewerage District, Missouri, Wastewater System
Revenue Bonds, Refunding Improvement Series 2022B:
500
5.000%, 5/01/47
5/32 at 100.00 541,095
500
5.250%, 5/01/52
5/32 at 100.00 548,074
500 Missouri Development Finance Board, Infrastructure Facilities Revenue
Bonds, City of  Independence Annual Appropriation Electric System,
Refunding Series 2022, 5.000%, 6/01/34 - AGM Insured
6/32 at 100.00 570,606
500 Missouri Environmental Improvement and Energy Resources Authority, Water
Facility Revenue Bonds, Tri-County Water Authority, Series 2015, 5.000%,
1/01/40
1/25 at 100.00 507,559
500 Missouri Joint Municipal Electric Utility Commission, Power Project Revenue
Bonds, Plum Point Project, Refunding Series 2014A, 5.000%, 1/01/33
1/25 at 100.00 505,637
500 Missouri Joint Municipal Electric Utility Commission, Power Project Revenue
Bonds, Plum Point Project, Refunding Series 2015A, 4.000%, 1/01/35
1/26 at 100.00 502,195
500 Missouri Joint Municipal Electric Utility Commission, Power Supply System
Revenue Bonds, MoPEP Facilities, Series 2018, 5.000%, 12/01/43
6/27 at 100.00 509,689
500 Saint Charles County Public Water Supply District 2, Missouri, Certificates of
Participation, Missouri Project, Series 2022, 5.000%, 12/01/44
12/30 at 100.00 529,733
585 Saint Charles County Public Water Supply District 2, Missouri, Certificates of
Participation, Refudning Series 2016C, 5.000%, 12/01/32
12/25 at 100.00 603,382
550 Saint Charles County Public Water Supply District 2, Missouri, Certificates of
Participation, Series 2018, 4.000%, 12/01/39
12/25 at 100.00 547,018
260 Stone County Public Water Supply District 2, Missouri, Certificates of
Participation, Series 2021B, 4.000%, 12/01/51
12/28 at 100.00 219,856
Total Utilities 6,220,827
Total Municipal Bonds
(cost $45,635,296) 44,887,129
Total Long-Term Investments
(cost $45,635,296) 44,887,129
35
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SHORT-TERM INVESTMENTS -  0.9%(0.6% of Total Investments)
X 250,000
MUNICIPAL BONDS - 0.9%  (0.6% of Total Investments) X 250,000
Health Care - 0 .9% ( 0 .6 % of Total Investments)
$ 250 (e) Missouri Health and Educational Facilities Authority, Revenue Bonds, BJC
Health System, Variable Rate Demand Obligations, Series 2008C, 3.250%,
5/15/38, (Mandatory Put 12/07/23)
11/23 at 100.00 $ 250,000
Total Health Care 250,000
Total Municipal Bonds
(cost $250,000) 250,000
Total Short-Term Investments
(cost $250,000) 250,000
Total Investments
(cost $45,885,296) - 166.4% 45,137,129
Floating Rate Obligations - (2.2)%   (600,000)
MFP Shares, Net - (65.7)% (f) (17,807,458)
Other Assets & Liabilities, Net - 1.5% 392,606
Net Assets Applicable to Common Shares - 100% $ 27,122,277
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(d) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(e) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(f) MFP Shares, Net as a percentage of Total Investments is 39.5%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
See Notes to Financial Statements
36
Nuveen Virginia Quality Municipal Income Fund
Portfolio of Investments November 30, 2023
(Unaudited)
NPV
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 166.2% (100.0% of Total Investments)
X 362,222,052
MUNICIPAL BONDS - 166.2%  (100.0% of Total Investments) X 362,222,052
Consumer Staples - 6 .1% ( 3 .7 % of Total Investments)
$ 1,000 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed Bonds,
Refunding Series 2002, 5.625%, 5/15/43
1/24 at 100.00 $ 1,011,354
Guam Economic Development & Commerce Authority, Tobacco Settlement
Asset-Backed Bonds, Series 2007A:
495
5.250%, 6/01/32
12/23 at 100.00 484,722
705
5.625%, 6/01/47
12/23 at 100.00 673,669
5,135 Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement
Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47
12/23 at 100.00 4,735,054
6,645 Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement
Asset-Backed Bonds, Series 2007B2, 5.200%, 6/01/46
12/23 at 100.00 6,397,772
Total Consumer Staples 13,302,571
Education and Civic Organizations - 13 .1% ( 7 .9 % of Total Investments)
1,000 Alexandria Industrial Development Authority, Virginia, Educational Facilities
Revenue Bonds, Episcopal High School, Refunding Series 2021C, 4.000%,
1/01/46
1/31 at 100.00 934,212
Alexandria Industrial Development Authority, Virginia, Educational Facilities
Revenue Bonds, Episcopal High School, Series 2017:
1,105
4.000%, 1/01/37
1/27 at 100.00 1,107,541
565
4.000%, 1/01/40
1/27 at 100.00 546,015
245 Amherst Industrial Development Authority, Virginia, Revenue Bonds, Sweet
Briar College, Series 2006, 5.000%, 9/01/26
1/24 at 100.00 240,439
1,000 (c) Industrial Development Authority of the City of Lexington, Virginia,
Washington and Lee University, Educational Facility Revenue Bonds,
Refunding Series 2018A, 5.000%, 1/01/43
1/28 at 100.00 1,047,744
1,500 Loudoun County Industrial Development Authority, Virginia, Multi-Modal
Revenue Bonds, Howard Hughes Medical Institute, Series 2022A, 4.000%,
10/01/52
10/32 at 100.00 1,486,391
2,000 Madison County Industrial Development Authority, Virginia, Educational
Facilities Revenue Bonds, Woodberry Forest School, Series 2021, 3.000%,
10/01/50
10/30 at 100.00 1,481,377
500 Montgomery County Economic Development Authority, Virginia, Revenue
Bonds, Virginia Tech Foundation, Refunding Series 2017A, 4.000%, 6/01/36
6/27 at 100.00 507,303
750 Roanoke Economic Development Authority, Virginia, Educational Facilities
Revenue Bonds, Lynchburg College, Series 2018A, 5.000%, 9/01/43
9/28 at 100.00 747,607
1,000 Salem Economic Development Authority, Virginia, Educational Facilities
Revenue Bonds, Roanoke College, Series 2020, 4.000%, 4/01/45
4/30 at 100.00 858,703
2,500 The Rector and Visitors of the University of Virginia, General Pledge Revenue
Bonds, Green Series 2015A-2, 5.000%, 4/01/45
4/25 at 100.00 2,545,182
1,515 The Rector and Visitors of the University of Virginia, General Pledge Revenue
Bonds, Refunding Series 2017A, 5.000%, 4/01/39
4/27 at 100.00 1,594,194
9,000 (c) The Rector and Visitors of the University of Virginia, General Pledge Revenue
Bonds, Refunding Series 2017A, 5.000%, 4/01/39, (UB)
4/27 at 100.00 9,470,458
1,000 Virginia College Building Authority, Educational Facilities Revenue Bonds,
Marymount University Project, Green Series 2015B, 5.000%, 7/01/45, 144A
7/25 at 100.00 904,476
Virginia College Building Authority, Educational Facilities Revenue Bonds,
Marymount University Project, Refunding Series 2015A:
1,500
5.000%, 7/01/35, 144A
7/25 at 100.00 1,471,538
4,000
5.000%, 7/01/45, 144A
7/25 at 100.00 3,617,904
Total Education and Civic Organizations 28,561,084
37
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care - 30 .3% ( 18 .2 % of Total Investments)
Arlington County Industrial Development Authority, Virginia, Hospital Facility
Revenue Bonds, Virginia Hospital Center, Series 2020:
$ 1,550
5.000%, 7/01/29
No Opt. Call $ 1,686,810
2,000
4.000%, 7/01/39
7/30 at 100.00 1,987,043
225
4.000%, 7/01/40
7/30 at 100.00 221,073
2,055
4.000%, 7/01/45
7/30 at 100.00 1,939,006
1,465 Arlington County Industrial Development Authority, Virginia, Hospital
Revenue Bonds, Virginia Hospital Center, Series 2023A, 5.000%, 7/01/53,
(Mandatory Put 7/01/31)
7/30 at 100.00 1,593,833
Chesapeake Hospital Authority, Virginia, Hospital Facility Revenue Bonds,
Chesapeake Regional Medical Center, Series 2019:
1,470
5.000%, 7/01/34
7/29 at 100.00 1,579,552
1,205
4.000%, 7/01/37
7/29 at 100.00 1,173,754
1,000
4.000%, 7/01/43
7/29 at 100.00 929,546
1,920 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44
8/29 at 100.00 1,740,553
2,700 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 4.000%, 8/01/49
8/29 at 100.00 2,373,862
4,005 Fairfax County Industrial Development Authority, Virginia, Healthcare
Revenue Bonds, Inova Health System, Refunding Series 2022, 4.000%,
5/15/42
5/32 at 100.00 3,918,429
2,500 Fairfax County Industrial Development Authority, Virginia, Healthcare
Revenue Bonds, Inova Health System, Series 2014A, 4.000%, 5/15/44
5/24 at 100.00 2,396,701
2,000 Fairfax County Industrial Development Authority, Virginia, Healthcare
Revenue Bonds, Inova Health System, Series 2018A, 4.000%, 5/15/48
5/28 at 100.00 1,871,000
2,500 Front Royal and Warren County Industrial Development Authority, Virginia,
Hospital Revenue Bonds, Valley Health System Obligated Group, Series 2018,
4.000%, 1/01/50
1/25 at 103.00 2,254,191
3,500 Industrial Development Authority of the City of Newport News, Virginia,
Health System Revenue Bonds, Riverside Health System, Series 2015A,
5.330%, 7/01/45, 144A
7/25 at 100.00 3,501,227
2,310 Isle Economic Development Authority, Wight County, Virginia, Health System
Revenue Bonds, Riverside Health System Series 2023, 5.250%, 7/01/48 , (WI/
DD)
No Opt. Call 2,462,055
Lynchburg Economic Development Authority, Virginia, Hospital Revenue
Bonds, Centra Health Obligated Group, Refunding Series 2017A:
195
5.000%, 1/01/31
1/27 at 100.00 202,596
4,885
5.000%, 1/01/47
1/27 at 100.00 4,927,389
1,575 Lynchburg Economic Development Authority, Virginia, Hospital Revenue
Bonds, Centra Health Obligated Group, Refunding Series 2021, 4.000%,
1/01/55
1/32 at 100.00 1,424,752
2,000 Norfolk Economic Development Authority, Virginia, Hospital Facility Revenue
Bonds, Sentara Healthcare Systems, Refunding Series 2018B, 4.000%,
11/01/48
11/28 at 100.00 1,868,961
Roanoke Economic Development Authority, Virginia, Hospital Revenue
Bonds, Carilion Clinic Obligated Group, Series 2020A:
875
4.000%, 7/01/36
7/30 at 100.00 889,454
5,000
4.000%, 7/01/51
7/30 at 100.00 4,670,218
Stafford County Economic Development Authority, Virginia, Hospital Facilities
Revenue Bonds, Mary Washington Healthcare Obligated Group, Refunding
Series 2016:
1,000
5.000%, 6/15/32
6/26 at 100.00 1,025,144
1,440
5.000%, 6/15/35
6/26 at 100.00 1,465,413
1,360
4.000%, 6/15/37
6/26 at 100.00 1,316,883
Nuveen Virginia Quality Municipal Income Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)
38
NPV
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
$ 5,000 Virginia Small Business Finance Authority, Healthcare Facilities Revenue
Bonds, Bon Secours Mercy Health, Inc., Series 2020A, 4.000%, 12/01/49
6/30 at 100.00 $ 4,559,398
3,000 Virginia Small Business Finance Authority, Healthcare Facilities Revenue
Bonds, Bon Secours Mercy Health, Inc., Series 2022A, 5.000%, 10/01/42
10/32 at 100.00 3,189,636
Virginia Small Business Finance Authority, Healthcare Facilities Revenue
Bonds, Sentara Healthcare, Refunding Series 2020:
1,150
4.000%, 11/01/38
11/29 at 100.00 1,157,296
2,000
4.000%, 11/01/39
11/29 at 100.00 2,008,351
Winchester Economic Development Authority, Virginia, Hospital Revenue
Bonds, Valley Health System Obligated Group, Refunding Series 2015:
1,500
5.000%, 1/01/33
1/26 at 100.00 1,538,572
1,000
5.000%, 1/01/35
1/26 at 100.00 1,024,748
2,000
4.000%, 1/01/37
1/26 at 100.00 2,004,334
1,215
5.000%, 1/01/44
1/26 at 100.00 1,228,819
Total Health Care 66,130,599
Housing/Multifamily - 13 .2% ( 7 .9 % of Total Investments)
1,080 Richmond Redevelopment and Housing Authority, Virginia, Multi-Family
Housing Revenue Bonds, American Tobacco Apartments, Series 2017,
5.550%, 1/01/37, 144A
1/27 at 100.00 1,005,777
Virginia Housing Development Authority, Rental Housing Bonds, Series
2015A:
1,000
3.500%, 3/01/35
3/24 at 100.00 978,966
1,000
3.625%, 3/01/39
3/24 at 100.00 918,078
900 Virginia Housing Development Authority, Rental Housing Bonds, Series
2015C, 4.000%, 8/01/45
8/24 at 100.00 830,932
2,750 Virginia Housing Development Authority, Rental Housing Bonds, Series
2015E, 3.750%, 12/01/40
12/24 at 100.00 2,496,128
1,500 Virginia Housing Development Authority, Rental Housing Bonds, Series
2016B, 3.350%, 5/01/36
5/25 at 100.00 1,390,420
1,700 Virginia Housing Development Authority, Rental Housing Bonds, Series
2017A, 3.875%, 3/01/47
3/26 at 100.00 1,492,409
3,000 Virginia Housing Development Authority, Rental Housing Bonds, Series
2019A, 3.800%, 9/01/44
3/28 at 100.00 2,636,898
1,855 Virginia Housing Development Authority, Rental Housing Bonds, Series
2020E, 2.500%, 7/01/45
7/29 at 100.00 1,337,148
1,000 Virginia Housing Development Authority, Rental Housing Bonds, Series
2022F, 5.000%, 10/01/52
10/31 at 100.00 1,032,385
Williamsburg Economic Development Authority, Virginia, Student Housing
Revenue Bonds, Provident Group - Williamsburg Properties LLC - William and
Mary Project Series 2023A:
7,650 (c)
4.000%, 7/01/48 - AGM Insured, (UB)
7/33 at 100.00 7,271,094
2,600 (c)
4.125%, 7/01/58 - AGM Insured, (UB)
7/33 at 100.00 2,478,719
5,000 (c)
4.375%, 7/01/63 - AGM Insured, (UB)
7/33 at 100.00 4,922,773
Total Housing/Multifamily 28,791,727
Housing/Single Family - 0 .5% ( 0 .3 % of Total Investments)
1,000 Virginia Housing Development Authority, Commonwealth Mortgage Bonds,
Series 2023C, 4.875%, 7/01/48
7/32 at 100.00 1,008,028
Total Housing/Single Family 1,008,028
39
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Long-Term Care - 7 .8% ( 4 .7 % of Total Investments)
$ 3,225 Albemarle County, Virginia, Residential Care Facility Revenue
Bonds,  Westminster-Canterbury of the Blue Ridge, Refunding Series 2022A,
4.000%, 6/01/42
6/29 at 103.00 $ 2,845,906
700 Henrico County Economic Development Authority, Virginia, Residential Care
Facility Revenue Bonds, Westminster Canterbury of Richmond, Refunding
Series 2020, 4.000%, 10/01/45
10/26 at 103.00 620,949
1,155 James City County Economic Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Williamsburg Landing Inc., Refunding Series
2021A, 4.000%, 12/01/40
12/27 at 103.00 938,719
1,000 James City County Economic Development Authority, Virginia, Residential
Care Facility Revenue Bonds, WindsorMeade, Series 2021A, 4.000%, 6/01/47
6/27 at 103.00 718,977
1,000 Lexington Industrial Development Authority, Virginia, Residential Care Facility
Revenue Bonds, Kendal at Lexington Retirement Community Inc., Refunding
Series 2016, 4.000%, 1/01/37
1/25 at 102.00 906,618
Lexington Industrial Development Authority, Virginia, Residential Care Facility
Revenue Bonds, Kendal at Lexington Retirement Community Inc., Refunding
Series 2022. Forward Delivery:
1,120
4.000%, 1/01/42
1/29 at 103.00 948,488
1,000
4.000%, 1/01/48
1/29 at 103.00 801,102
Norfolk Redevelopment and Housing Authority, Virginia, Fort Norfolk
Retirement Community, Inc., Harbor's Edge Project, Series 2019A:
625
5.000%, 1/01/49
1/24 at 104.00 484,887
2,700
5.250%, 1/01/54
1/24 at 104.00 2,124,034
Prince William County Industrial Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Westminster at Lake Ridge, Refunding Series
2016:
670
5.000%, 1/01/37
1/25 at 102.00 597,549
2,000
5.000%, 1/01/46
1/25 at 102.00 1,614,827
2,920 Suffolk Economic Development Authority, Virginia, Retirement Facilities First
Mortgage Revenue Bonds, Lake Prince Center, Inc./United Church Homes
and Services Obligated Group, Refunding Series 2016, 5.000%, 9/01/31
9/24 at 102.00 2,761,754
1,900 Virginia Small Business Financing Authority, Revenue Bonds, National Senior
Campuses Inc Obligated Group, Series 2020A, 4.000%, 1/01/51
7/27 at 103.00 1,599,524
Total Long-Term Care 16,963,334
Tax Obligation/General - 3 .8% ( 2 .2 % of Total Investments)
Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1:
3,300
0.000%, 7/01/33
7/31 at 89.94 2,013,176
4,000
4.000%, 7/01/33
7/31 at 103.00 3,741,907
1,000
4.000%, 7/01/41
7/31 at 103.00 865,939
380 Richmond, Virginia, General Obligation Bonds, Refunding & Public
Improvement Series 2017D, 5.000%, 3/01/33
No Opt. Call 450,362
1,000
Virginia State, General Obligation Bonds, Series 2022A, 5.000%, 6/01/52
6/32 at 100.00 1,089,533
Total Tax Obligation/General 8,160,917
Tax Obligation/Limited - 23 .9% ( 14 .4 % of Total Investments)
1,340 Arlington County Industrial Development Authority, Virginia, Revenue Bonds,
Refunding County Projects, Series 2017, 5.000%, 2/15/37
8/27 at 100.00 1,409,137
1,000 Cherry Hill Community Development Authority, Virginia, Special Assessment
Bonds, Potomac Shores Project, Series 2015, 5.400%, 3/01/45, 144A
3/25 at 100.00 1,001,693
1,150 Dulles Town Center Community Development Authority, Loudon County,
Virginia Special Assessment Refunding Bonds, Dulles Town Center Project,
Series 2012, 4.250%, 3/01/26
1/24 at 100.00 1,121,165
1,500 Fairfax County Economic Development Authority, Virginia, Revenue Bonds,
Metrorail Parking System Project, Series 2017, 5.000%, 4/01/42
4/27 at 100.00 1,554,945
Nuveen Virginia Quality Municipal Income Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)
40
NPV
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 1,620 Farms of New Kent Community Development Authority, Virginia, Special
Assessment Bonds, Refunding Series 2021A, 3.750%, 3/01/36, 144A
3/31 at 100.00 $ 1,535,815
4,000 Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D,
5.000%, 11/15/34
11/25 at 100.00 4,035,534
395 Government of Guam, Business Privilege Tax Bonds, Refunding Series 2021F.
Forward Delivery, 4.000%, 1/01/36
1/31 at 100.00 386,182
1,000 Guam Government, Limited Obligation Section 30 Revenue Bonds, Series
2016A, 5.000%, 12/01/33
12/26 at 100.00 1,023,865
2,000 Hampton Roads Transportation Accountability Commision, Virginia, Revenue
Bonds, Hampton Roads Transportation Fund, Senior Lien Series 2020A,
5.000%, 7/01/45
7/30 at 100.00 2,138,667
3,000 Hampton Roads Transportation Accountability Commission, Virginia, Revenue
Bonds, Hampton Roads Transportation Fund, Senior Lien Series 2022A,
4.000%, 7/01/57
7/32 at 100.00 2,877,708
1,000 Industrial Development Authority of the City of Alexandria, Virginia, Tourism
Development Financing Program Revenue Bonds (699 Prince Street Hotel
Project), Senior Series 2022A-1 (Tax-Exempt) and Senior Series 2022B-1,
7.750%, 9/01/44, 144A
9/32 at 110.31 1,093,350
Lower Magnolia Green Community Development Authority, Virginia, Special
Assessment Bonds, Series 2015:
910
5.000%, 3/01/35, 144A
3/25 at 100.00 896,033
3,000
5.000%, 3/01/45, 144A
3/25 at 100.00 2,856,462
440 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/32
No Opt. Call 441,840
Peninsula Town Center Community Development Authority, Virginia, Special
Obligation Bonds, Refunding Series 2018:
360
4.500%, 9/01/28, 144A
9/27 at 100.00 355,633
3,000
5.000%, 9/01/45, 144A
9/27 at 100.00 2,771,502
1,000 Puerto Rico Highway and Transportation Authority, Restructured Toll Revenue
Bonds, Series 2022A, 5.000%, 7/01/62
7/32 at 100.00 990,000
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1:
22
0.000%, 7/01/24
No Opt. Call 21,523
96
0.000%, 7/01/27
No Opt. Call 82,918
94
0.000%, 7/01/29
7/28 at 98.64 74,350
219
0.000%, 7/01/31
7/28 at 91.88 157,997
136
0.000%, 7/01/33
7/28 at 86.06 89,148
3,609
0.000%, 7/01/51
7/28 at 30.01 785,175
8,320
5.000%, 7/01/58
7/28 at 100.00 8,087,704
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2:
1,550
4.329%, 7/01/40
7/28 at 100.00 1,471,022
150
4.536%, 7/01/53
7/28 at 100.00 137,083
62
4.784%, 7/01/58
7/28 at 100.00 58,408
1,500 Virgin Islands Public Finance Authority, Federal Highway Grant Anticipation
Loan Note Revenue Bonds, Series 2015, 5.000%, 9/01/33, 144A
9/25 at 100.00 1,519,630
2,240 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Working Capital Series 2014A, 5.000%, 10/01/34 - AGM Insured, 144A
10/24 at 100.00 2,257,492
3,500 Virginia Commonwealth Transportation Board, Federal Transportation Grant
Anticipation Revenue Notes, Series 2016, 5.000%, 9/15/30
9/26 at 100.00 3,659,050
2,000 Virginia Public Building Authority, Public Facilities Revenue Bonds, Series
2019B, 4.000%, 8/01/38, (AMT)
8/29 at 100.00 1,982,232
35 Virginia Resources Authority, Infrastructure Revenue Bonds, Pooled Financing
Program, Series 2012A, 5.000%, 11/01/42
1/24 at 100.00 35,019
41
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 120 Virginia Small Business Finance Authority, Tourism Development Financing
Program Revenue Bonds, Downtown Norfolk and Virginia Beach Oceanfront
Hotel Projects, Series 2018A, 8.375%, 4/01/41, 144A
4/28 at 112.76 $ 119,478
300 Virginia Small Business Financing Authority, Tourism Development Financing
Program Revenue Bonds, Virginia Beach Oceanfront South Hotel Project,
Senior Series 2020A-1, 8.000%, 10/01/43, 144A
10/30 at 120.40 304,282
1,000 Virginia Transportation Board, Transportation Revenue Bonds, Capital
Projects, Series 2018, 4.000%, 5/15/38
5/28 at 100.00 1,011,525
2,470 Washington Metropolitan Area Transit Authority, District of Columbia,
Dedicated Revenue Bonds, Second Lien Green Series 2023A., 5.250%,
7/15/53
7/33 at 100.00 2,716,738
920 Western Virginia Regional Jail Authority, Virginia, Facility Revenue Bonds,
Refunding Series 2016, 5.000%, 12/01/36
12/26 at 100.00 962,439
Total Tax Obligation/Limited 52,022,744
Transportation - 50 .0% ( 30 .1 % of Total Investments)
Capital Region Airport Commission, Virginia, Airport Revenue Bonds,
Refunding Series 2016A:
375
4.000%, 7/01/34
7/26 at 100.00 379,664
400
4.000%, 7/01/35
7/26 at 100.00 404,786
250
4.000%, 7/01/38
7/26 at 100.00 250,213
Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution
Revenue Bonds, First Tier Series 2016:
5,320
5.000%, 7/01/41 - AGM Insured
7/26 at 100.00 5,455,202
1,705
5.000%, 7/01/46
7/26 at 100.00 1,711,691
4,200
5.000%, 7/01/51
7/26 at 100.00 4,206,728
Chesapeake, Virginia, Transportation System Senior Toll Road Revenue
Bonds, Capital Appreciation Series 2012B:
2,000
4.750%, 7/15/32
7/28 at 100.00 2,086,491
1,000
4.875%, 7/15/40 - AGM Insured
7/28 at 100.00 1,036,207
4,225
4.875%, 7/15/40
7/28 at 100.00 4,310,469
Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects,
Refunding & Subordinate Lien Series 2019B:
4,500
4.000%, 10/01/44
10/29 at 100.00 4,171,353
3,335
4.000%, 10/01/53 - AGM Insured
10/29 at 100.00 3,121,691
Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects,
Second Senior Lien Series 2009B:
4,000
0.000%, 10/01/26 - AGC Insured
No Opt. Call 3,644,295
11,825
0.000%, 10/01/34 - AGC Insured
No Opt. Call 7,791,573
1,135
0.000%, 10/01/36 - AGC Insured
No Opt. Call 668,341
5,010
0.000%, 10/01/39 - AGC Insured
No Opt. Call 2,467,354
6,700 Metropolitan Washington Airports Authority, District of Columbia, Dulles Toll
Road Revenue Bonds, Dulles Metrorail Capital Appreciation, Second Senior
Lien Series 2010B, 6.500%, 10/01/44
10/28 at 100.00 7,339,951
7,300 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2016A, 5.000%, 10/01/35, (AMT)
10/26 at 100.00 7,397,182
375 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2017, 5.000%, 10/01/34, (AMT)
10/27 at 100.00 393,432
Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2018A:
2,000 (c)
5.000%, 10/01/32, (AMT)
10/28 at 100.00 2,126,251
3,290 (c)
5.000%, 10/01/36, (AMT)
10/28 at 100.00 3,451,689
2,000
5.000%, 10/01/38, (AMT)
10/28 at 100.00 2,075,841
Nuveen Virginia Quality Municipal Income Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)
42
NPV
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Transportation (continued)
Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2019A:
$ 1,000
5.000%, 10/01/30, (AMT)
10/29 at 100.00 $ 1,075,395
4,000
5.000%, 10/01/40, (AMT)
10/29 at 100.00 4,152,123
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International
Airport Project, Refunding Series 2016:
95
5.000%, 8/01/26, (AMT)
12/23 at 100.00 95,004
595
5.000%, 8/01/31, (AMT)
12/23 at 100.00 594,960
1,585 Norfolk Airport Authority, Virginia, Airport Revenue Bonds, Series 2019,
5.000%, 7/01/38
7/29 at 100.00 1,666,374
Virginia Port Authority, Port Facilities Revenue Bonds, Refunding Series
2016B:
3,000
5.000%, 7/01/41, (AMT)
7/26 at 100.00 3,039,058
3,000
5.000%, 7/01/45, (AMT)
7/26 at 100.00 3,025,248
Virginia Small Business Financing Authority, Private Activity Revenue Bonds,
Transform 66 P3 Project, Senior Lien Series 2017:
9,035
5.000%, 12/31/49, (AMT)
6/27 at 100.00 9,078,629
805
5.000%, 12/31/52, (AMT)
6/27 at 100.00 807,840
Virginia Small Business Financing Authority, Revenue Bonds, 95 Express
Lanes LLC Project, Refunding Senior Lien Series 2022:
1,000
5.000%, 7/01/33, (AMT)
1/32 at 100.00 1,068,684
500
5.000%, 1/01/36, (AMT)
1/32 at 100.00 528,266
260
5.000%, 7/01/38, (AMT)
1/32 at 100.00 267,577
3,120
4.000%, 7/01/39, (AMT)
1/32 at 100.00 2,901,447
1,500
4.000%, 1/01/42, (AMT)
1/32 at 100.00 1,367,588
1,500
5.000%, 12/31/47, (AMT)
12/32 at 100.00 1,537,074
1,840
5.000%, 12/31/52, (AMT)
12/32 at 100.00 1,871,390
Virginia Small Business Financing Authority, Revenue Bonds, Elizabeth River
Crossing OPCO, LLC Project, Refunding Senior Lien Series 2022:
2,500
4.000%, 1/01/39, (AMT)
1/32 at 100.00 2,352,086
5,000
3.000%, 1/01/41, (AMT)
1/32 at 100.00 3,908,905
3,000 Washington Metropolitan Area Transit Authority, District of Columbia, Gross
Revenue Bonds, Series 2017B, 5.000%, 7/01/36
7/27 at 100.00 3,141,683
2,000 Washington Metropolitan Area Transit Authority, District of Columbia, Gross
Revenue Bonds, Series 2018, 5.000%, 7/01/43
7/27 at 100.00 2,060,762
Total Transportation 109,030,497
U.S. Guaranteed - 10 .4% ( 6 .3 % of Total Investments) (d)
900 Alexandria Industrial Development Authority, Virginia, Residential Care
Facilities Mortgage Revenue Bonds, Goodwin House Incorporated, Series
2015, 5.000%, 10/01/50, (Pre-refunded 10/01/25)
10/25 at 100.00 928,778
325 Bristol, Virginia, General Obligation Utility System Revenue Bonds, Series
2002, 5.000%, 11/01/24 - AGM Insured, (ETM)
No Opt. Call 330,291
705 Chesapeake Bay Bridge and Tunnel Commission, Virginia, General Resolution
Revenue Bonds, Refunding Series 1998, 5.500%, 7/01/25 - NPFG Insured,
(ETM)
No Opt. Call 715,993
100 Embrey Mill Community Development Authority, Virginia, Special Assessment
Revenue Bonds, Series 2015, 5.600%, 3/01/45, (Pre-refunded 3/01/25)
3/25 at 100.00 102,873
1,000 Fairfax County Economic Development Authority, Virginia, County Facilities
Revenue Bonds, Refunding Series 2017B, 5.000%, 10/01/33, (Pre-refunded
10/01/27)
10/27 at 100.00 1,083,918
43
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
U.S. Guaranteed (d) (continued)
Fairfax County Economic Development Authority, Virginia, Residential Care
Facilities Mortgage Revenue Bonds, Goodwin House, Inc., Series 2016A:
$ 700
4.000%, 10/01/42, (Pre-refunded 10/01/24)
10/24 at 102.00 $ 717,151
1,965
5.000%, 10/01/42, (Pre-refunded 10/01/24)
10/24 at 102.00 2,028,984
Hampton Roads Sanitation District, Virginia, Wastewater Revenue Bonds,
Subordinate Series 2018A:
1,415
5.000%, 10/01/40, (Pre-refunded 10/01/27)
10/27 at 100.00 1,531,064
1,010
5.000%, 10/01/42, (Pre-refunded 10/01/27)
10/27 at 100.00 1,092,845
1,000
5.000%, 10/01/43, (Pre-refunded 10/01/27)
10/27 at 100.00 1,082,024
1,000 Hampton Roads Transportation Accountability Commission, Virginia,
Hampton Roads Transportation Fund Revenue Bonds, Senior Lien Series
2018A, 5.500%, 7/01/57, (Pre-refunded 1/01/28)
1/28 at 100.00 1,109,653
1,630 Norfolk, Virginia, General Obligation Bonds, Refunding Series 2017C,
5.000%, 9/01/30, (Pre-refunded 3/01/27)
3/27 at 100.00 1,744,605
Richmond, Virginia, Public Utility Revenue Bonds, Refunding Series 2016A:
5,000
5.000%, 1/15/33, (Pre-refunded 1/15/26)
1/26 at 100.00 5,209,312
1,000
5.000%, 1/15/35, (Pre-refunded 1/15/26)
1/26 at 100.00 1,041,862
150 Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue
Bonds, Senior Lien Series 2013A, 5.000%, 10/01/24 - AGM Insured, (ETM)
No Opt. Call 150,476
1,460 Virginia College Building Authority, Educational Facilities Revenue Bonds,
Washington and Lee University, Series 2015A, 5.000%, 1/01/40, (Pre-
refunded 1/01/25)
1/25 at 100.00 1,489,995
2,335 Winchester Economic Development Authority, Virginia, Hospital Revenue
Bonds, Valley Health System Obligated Group, Refunding Series 2014A,
5.000%, 1/01/44, (Pre-refunded 1/01/24)
1/24 at 100.00 2,337,516
Total U.S. Guaranteed 22,697,340
Utilities - 7 .1% ( 4 .3 % of Total Investments)
4,300 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series
2006A, 4.750%, 1/01/35, (Mandatory Put 7/01/33)
No Opt. Call 4,123,356
1,675 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2016, 5.000%, 1/01/46
7/26 at 100.00 1,685,601
1,000 Norfolk, Virginia, Water Revenue Bonds, Refunding Series 2017, 5.000%,
11/01/42
11/27 at 100.00 1,050,358
3,000
Norfolk, Virginia, Water Revenue Bonds, Series 2015A, 5.250%, 11/01/44
11/24 at 100.00 3,029,444
2,000 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding
Senior Lien Series 2020A, 5.000%, 7/01/47, 144A
7/30 at 100.00 1,940,641
1,000 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding
Senior Lien Series 2021B, 4.000%, 7/01/42, 144A
7/31 at 100.00 871,098
725 Richmond, Virginia, Public Utility Revenue Bonds, Refunding Series 2023C,
5.000%, 1/15/47 , (WI/DD)
1/34 at 100.00 793,485
730 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Refunding Series 2007A, 5.000%, 7/01/24
1/24 at 100.00 721,122
1,500 Virginia Small Business Financing Authority, Solid Waste Disposal Revenue
Bonds, Covanta Project, Series 2018, 5.000%, 1/01/48, (AMT), (Mandatory Put
7/01/38), 144A
1/24 at 100.00 1,338,106
Total Utilities 15,553,211
Total Municipal Bonds
(cost $366,455,488) 362,222,052
Total Long-Term Investments
(cost $366,455,488) 362,222,052
Floating Rate Obligations - (8.7)%   (18,950,000)
VRDP Shares, Net - (58.6)% (e) (127,701,326)
Other Assets & Liabilities, Net - 1.1% 2,363,702
Net Assets Applicable to Common Shares - 100% $ 217,934,428
Nuveen Virginia Quality Municipal Income Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)
44
NPV
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(e) VRDP Shares, Net as a percentage of Total Investments is 35.3%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD When-issued or delayed delivery security.
See Notes to Financial Statements
Statement of Assets and Liabilities
See Notes to Financial Statements
45
November 30, 2023 (Unaudited) NMT NMS NOM NPV
ASSETS
Long-term investments, at value
†
$ 181,510,616 $ 120,502,602 $ 44,887,129 $ 362,222,052
Short-term investments, at value
◊
– 500,000 250,000 –
Cash 3,046,364 – – 619,762
Receivables:
Interest 2,640,524 1,621,078 556,717 5,520,726
Investments sold 35,000 960,427 115,016 1,005,000
Other 3,071 2,719 7,102 35,153
Total assets 187,235,575 123,586,826 45,815,964 369,402,693
LIABILITIES
Cash overdraft – 1,311,608 141,059 –
Floating rate obligations – – 600,000 18,950,000
AMTP Shares, Net
*
– 49,775,716 – –
MFP Shares, Net
**
– – 17,807,458 –
VRDP Shares, Net
***
73,773,179 – – 127,701,326
Payables:
Management fees 91,825 59,377 22,197 173,352
Dividends 281,036 227,694 71,702 623,809
Interest – 10 20,175 468,440
Investments purchased - when-issued/delayed-delivery settlement – – – 3,454,283
Accrued expenses:
Custodian fees 17,227 14,972 9,252 27,035
Investor relations 3,045 2,312 1,059 5,727
Trustees fees 3,757 2,421 890 32,237
Professional fees 15,308 16,514 16,322 16,330
Shareholder reporting expenses 5,871 3,287 254 8,612
Shareholder servicing agent fees 304 2,449 2,451 706
Other 2,636 2,384 868 6,408
Total liabilities 74,194,188 51,418,744 18,693,687 151,468,265
Commitments and contingencies
(1)
Net assets applicable to common shares $ 113,041,387 $ 72,168,082 $ 27,122,277 $ 217,934,428
Common shares outstanding 9,324,616 5,787,058 2,349,992 17,924,699
Net asset value ("NAV") per common share outstanding $ 12 .12 $ 12 .47 $ 11 .54 $ 12 .16
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
Common shares, $0.01 par value per share $ 93,246 $ 57,871 $ 23,500 $ 179,247
Paid-in capital 129,291,776 80,946,243 30,666,613 250,794,139
Total distributable earnings (loss) (16,343,635) (8,836,032) (3,567,836) (33,038,958)
Net assets applicable to common shares $ 113,041,387 $ 72,168,082 $ 27,122,277 $ 217,934,428
Authorized shares:
Common Unlimited Unlimited Unlimited Unlimited
Preferred Unlimited Unlimited Unlimited Unlimited
†
Long-term investments, cost $ 183,353,716 $ 123,717,134 $ 45,635,296 $ 366,455,488
◊
Short-term investments, cost $ — $ 500,000 $ 250,000 $ —
*
AMTP Shares, liquidation preference — 49,800,000 — —
**
MFP Shares, liquidation preference — — 18,000,000 —
***
    VRDP Shares, liquidation preference 74,000,000 — — 128,000,000
(1)
As disclosed in Notes to Financial Statements.
Statement of Operations
See Notes to Financial Statements
46
Six Months Ended November 30, 2023 (Unaudited) NMT NMS NOM NPV
INVESTMENT INCOME
Interest $ 3,696,720 $ 2,709,645 $ 963,927 $ 7,801,320
Total investment income 3,696,720 2,709,645 963,927 7,801,320
EXPENSES
– – – –
Management fees 573,240 367,502 136,695 1,075,673
Shareholder servicing agent fees 945 7,942 7,369 2,166
Interest expense and amortization of offering costs 1,627,964 1,119,404 425,904 3,342,229
Trustees fees 3,664 2,396 881 6,798
Custodian expenses, net — 1,145 281 —
Investor relations expenses 4,320 2,901 1,122 8,043
Professional fees 24,364 21,154 19,495 29,662
Shareholder reporting expenses 8,693 7,184 5,610 13,994
Stock exchange listing fees 3,757 3,757 3,764 3,757
Other 26,487 11,231 11,284 35,049
Total expenses 2,273,434 1,544,616 612,405 4,517,371
Net investment income (loss) 1,423,286 1,165,029 351,522 3,283,949
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments (2,414,399) (1,441,866) (188,114) (691,886)
Net realized gain (loss) (2,414,399) (1,441,866) (188,114) (691,886)
Change in unrealized appreciation (depreciation) on:
Investments 2,473,395 715,388 402,556 (87,393)
Net change in unrealized appreciation (depreciation) 2,473,395 715,388 402,556 (87,393)
Net realized and unrealized gain (loss) 58,996 (726,478) 214,442 (779,279)
Net increase (decrease) in net assets applicable to common shares from operations $ 1,482,282 $ 438,551 $ 565,964 $ 2,504,670
Statement of Changes in Net Assets
See Notes to Financial Statements
47
NMT NMS
Unaudited
Six Months Ended
11/30/23
Year Ended
5/31/23
Unaudited
Six Months Ended
11/30/23
Year Ended
5/31/23
OPERATIONS
Net investment income (loss) $ 1,423,286 $ 3,447,162 $ 1,165,029 $ 2,765,569
Net realized gain (loss) (2,414,399) (4,090,271) (1,441,866) (1,993,359)
Net change in unrealized appreciation (depreciation) 2,473,395 (3,049,188) 715,388 (3,840,538)
Net increase (decrease) in net assets applicable to common shares from operations 1,482,282 (3,692,297) 438,551 (3,068,328)
DISTRIBUTIONS TO COMMON SHAREHOLDERS
Dividends (1,501,263) (3,641,263) (1,278,940) (2,933,841)
Total distributions (1,501,263) (3,641,263) (1,278,940) (2,933,841)
CAPITAL SHARE TRANSACTIONS
Reinvestments of distributions — — — 26,890
Net increase (decrease) applicable to common shares from capital share transactions — — — 26,890
Net increase (decrease) in net assets applicable to common shares (18,981) (7,333,560) (840,389) (5,975,279)
Net assets applicable to common shares at the beginning of the period 113,060,368 120,393,928 73,008,471 78,983,750
Net assets applicable to common shares at the end of the
period $ 113,041,387 $ 113,060,368 $ 72,168,082 $ 73,008,471
See Notes to Financial Statements
48
NOM NPV
Unaudited
Six Months Ended
11/30/23
Year Ended
5/31/23
Unaudited
Six Months Ended
11/30/23
Year Ended
5/31/23
OPERATIONS
Net investment income (loss) $ 351,522 $ 851,586 $ 3,283,949 $ 8,077,815
Net realized gain (loss) (188,114) (749,699) (691,886) (8,086,587)
Net change in unrealized appreciation (depreciation) 402,556 (1,300,561) (87,393) (9,466,959)
Net increase (decrease) in net assets applicable to common shares from operations 565,964 (1,198,674) 2,504,670 (9,475,731)
DISTRIBUTIONS TO COMMON SHAREHOLDERS
Dividends (373,649) (887,033) (3,701,450) (8,969,819)
Total distributions (373,649) (887,033) (3,701,450) (8,969,819)
CAPITAL SHARE TRANSACTIONS
Reinvestments of distributions — 11,599 — 93,914
Net increase (decrease) applicable to common shares from capital share transactions — 11,599 — 93,914
Net increase (decrease) in net assets applicable to common shares 192,315 (2,074,108) (1,196,780) (18,351,636)
Net assets applicable to common shares at the beginning of the period 26,929,962 29,004,070 219,131,208 237,482,844
Net assets applicable to common shares at the end of the
period $ 27,122,277 $ 26,929,962 $ 217,934,428 $ 219,131,208
Statement of Cash Flows
See Notes to Financial Statements
49
Six Months Ended November 30, 2023 (Unaudited)
NMT NMS NOM NPV
CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase (Decrease) in Net Assets Applicable to Common Shares from
Operations $ 1,482,282 $ 438,551 $ 565,964 $ 2,504,670
Adjustments to reconcile the net increase (decrease) in net assets applicable to common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments (22,288,970) (26,773,608) (6,836,749) (35,279,245)
Proceeds from sale and maturities of investments 22,703,264 26,948,366 6,668,101 34,995,101
Proceeds from (Purchase of) short-term investments, net 1,500,000 (500,000) 550,000 —
Amortization (Accretion) of premiums and discounts, net 615,866 5,761 84,362 327,854
Amortization of deferred offering costs 4,888 2,610 4,048 7,607
(Increase) Decrease in:
Receivable for interest 156,045 44,835 (36,369) (216,032)
Receivable for investments sold (35,000) (925,427) 4,984 4,397,689
Other assets 15,908 10,222 3,962 14,135
Increase (Decrease) in:
Payable for interest — 10 11,462 232,620
Payable for investments purchased - regular settlement — — — (4,955,448)
Payable for investments purchased - when-issued/delayed-delivery settlement (1,932,540) — (558,715) 3,454,283
Accrued custodian fees (1,581) (589) (51) (2,894)
Accrued investor relations fees 375 344 111 966
Accrued management fees (8,294) (4,488) (1,476) (13,920)
Accrued Trustees fees 1,244 791 293 2,016
Accrued professional fees 13,457 15,146 15,493 13,421
Accrued shareholder reporting expenses (494) (2,514) (3,717) (1,790)
Accrued shareholder servicing agent fees 133 1,802 1,228 349
Accrued other expenses (7,224) (4,166) (5,746) (2,181)
Net realized (gain) loss from investments 2,414,399 1,441,866 188,114 691,886
Net change in unrealized (appreciation) depreciation of investments (2,473,395) (715,388) (402,556) 87,393
Net cash provided by (used in) operating activities 2,160,363 (15,876) 252,743 6,258,480
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from borrowings 524,827 334,895 101,581 1,670,418
(Repayments) of borrowings (524,827) (334,895) (101,581) (1,670,418)
Proceeds from floating rate obligations — — — (1,400,000)
Increase (Decrease) in:
Cash overdraft — 1,270,794 107,555 (579,979)
Cash distributions paid to common shareholders (1,456,090) (1,254,918) (360,298) (3,658,739)
Net cash provided by (used in) financing activities (1,456,090) 15,876 (252,743) (5,638,718)
Net increase (decrease) in Cash 704,273 – – 619,762
Cash at the beginning of period 2,342,091 — — —
Cash at the end of period $ 3,046,364 $ — $ — $ 619,762
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION NMT NMS NOM NPV
Cash paid for interest
$ 1,626,114 $ 1,111,655 $ 410,144 $ 3,096,582
Financial Highlights
50
Ratios of Interest
Expense
to Average Net
Assets Applicable
to Common Shares
NMT
11/30/23(c)
2.95% (d)
5/31/23
2.03
5/31/22
0.54
5/31/21
0.49
5/31/20
1.14
5/31/19
1.30
NMS
11/30/23(c)
3.17 (d)
5/31/23
2.22
5/31/22
0.65
5/31/21
0.60
5/31/20
1.32
5/31/19
1.59
The following data is for a common share outstanding for each fiscal year end unless otherwise noted:
Investment Operations
Less Distributions to
Common Shareholders Common Share
Common
Share
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From Net
Realized
Gains Total
Discount
Per
Share
Repurchased
and Retired
Net Asset
Value,
End of
Period
Share
Price,
End of
Period
NMT
11/30/23(c) $ 12.12 $ 0.15 $ 0.01 $ 0.16 $ (0.16) $ — $ (0.16) $ — $ 12.12 $ 10.25
5/31/23 12.91 0.37 (0.77) (0.40) (0.39) — (0.39) — 12.12 10.29
5/31/22 15.36 0.51 (2.43) (1.92) (0.53) — (0.53) — 12.91 12.20
5/31/21 14.65 0.57 0.69 1.26 (0.55) — (0.55) — 15.36 14.92
5/31/20 14.73 0.52 (0.10) 0.42 (0.50) — (0.50) — 14.65 13.15
5/31/19 14.28 0.52 0.42 0.94 (0.50) — (0.50) 0.01 14.73 12.84
NMS
11/30/23(c) 12.62 0.20 (0.13) 0.07 (0.22) — (0.22) — 12.47 10.69
5/31/23 13.65 0.48 (1.00) (0.52) (0.51) — (0.51) — 12.62 11.04
5/31/22 15.62 0.64 (1.98) (1.34) (0.63) — (0.63) — 13.65 15.45
5/31/21 14.81 0.66 0.76 1.42 (0.61) — (0.61) — 15.62 16.24
5/31/20 15.19 0.59 (0.40) 0.19 (0.57) — (0.57) — 14.81 13.55
5/31/19 14.69 0.62 0.50 1.12 (0.62) — (0.62) —(e) 15.19 13.76
(a) Percentage is not annualized.
(b) • Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to preferred shares issued by the Fund, where applicable.
• The expense ratios reflect, among other things, all interest expenses and other costs related to preferred shares (as described in Notes to Financial Statements)
and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund (as described in Notes to Financial Statements), where applicable, as follows:
See Notes to Financial Statements
51
Common Share Supplemental Data/
Ratios Applicable to Common Shares
Common Share
Total Returns
Ratios to Average
Net Assets
Based
on
Net Asset
Value(a)
Based
on
Share
Price(a)
Net
Assets,
End of
Period (000) Expenses(b)
Net
Investment
Income
(Loss)(b)
Portfolio
Turnover
Rate
1.37% 1.22% $ 113,041 4.12% (d) 2.58% (d) 12%
(3.07) (12.60) 113,060 3.19 3.02 24
(12.84) (15.12) 120,394 1.60 3.45 18
8.69 17.81 143,244 1.54 3.77 8
2.83 6.14 136,572 2.20 3.47 11
6.87 5.80 137,281 2.45 3.70 16
0.63 (1.10) 72,168 4.37 (d) 3.30 (d) 22
(3.79) (25.51) 73,008 3.46 3.74 19
(8.87) (0.84) 78,984 1.77 4.22 19
9.74 24.89 90,310 1.71 4.30 5
1.24 2.57 85,644 2.46 3.85 12
7.88 6.13 87,812 2.75 4.25 30
(c) Unaudited.
(d) Annualized.
(e) Value rounded to zero.
Financial Highlights (continuted)
52
Ratios of Interest
Expense
to Average Net
Assets Applicable
to Common Shares
NOM
11/30/23(c)
3.24% (d)
5/31/23
2.25
5/31/22
0.69
5/31/21
0.63
5/31/20
1.29
5/31/19
1.40
NPV
11/30/23(c)
3.14 (d)
5/31/23
2.16
5/31/22
0.63
5/31/21
0.58
5/31/20
1.18
5/31/19
1.42
The following data is for a common share outstanding for each fiscal year end unless otherwise noted:
Investment Operations
Less Distributions to
Common Shareholders Common Share
Common
Share
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From Net
Realized
Gains Total
Discount
Per
Share
Repurchased
and Retired
Net Asset
Value,
End of
Period
Share
Price,
End of
Period
NOM
11/30/23(c) $ 11.46 $ 0.15 $ 0.09 $ 0.24 $ (0.16) $ — $ (0.16) $ — $ 11.54 $ 9.75
5/31/23 12.35 0.36 (0.87) (0.51) (0.38) — (0.38) — 11.46 9.86
5/31/22 14.16 0.49 (1.78) (1.29) (0.52) — (0.52) — 12.35 12.46
5/31/21 13.64 0.55 0.48 1.03 (0.51) — (0.51) — 14.16 14.70
5/31/20 13.84 0.50 (0.21) 0.29 (0.49) — (0.49) — 13.64 14.56
5/31/19 13.48 0.52 0.36 0.88 (0.52) — (0.52) — 13.84 13.97
NPV
11/30/23(c) 12.23 0.18 (0.04) 0.14 (0.21) — (0.21) — 12.16 10.52
5/31/23 13.25 0.45 (0.97) (0.52) (0.50) — (0.50) — 12.23 10.86
5/31/22 15.48 0.59 (2.24) (1.65) (0.58) — (0.58) — 13.25 12.77
5/31/21 14.51 0.61 0.94 1.55 (0.58) — (0.58) — 15.48 16.13
5/31/20 14.67 0.54 (0.17) 0.37 (0.53) — (0.53) — 14.51 13.40
5/31/19 14.17 0.53 0.49 1.02 (0.53) — (0.53) 0.01 14.67 12.92
(a) Percentage is not annualized.
(b) • Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to preferred shares issued by the Fund, where applicable.
• The expense ratios reflect, among other things, all interest expenses and other costs related to preferred shares (as described in Notes to Financial Statements)
and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund (as described in Notes to Financial Statements), where applicable, as follows:
See Notes to Financial Statements
53
Common Share Supplemental Data/
Ratios Applicable to Common Shares
Common Share
Total Returns
Ratios to Average
Net Assets
Based
on
Net Asset
Value(a)
Based
on
Share
Price(a)
Net
Assets,
End of
Period (000) Expenses(b)
Net
Investment
Income
(Loss)(b)
Portfolio
Turnover
Rate
2.14% 0.54% $ 27,122 4.66% (d) 2.67% (d) 15%
(4.13) (18.12) 26,930 3.71 3.12 25
(9.35) (11.98) 29,004 2.03 3.61 25
7.66 4.69 33,225 1.93 3.95 13
2.07 7.93 31,996 2.66 3.58 10
6.70 9.06 32,444 2.72 3.90 23
1.18 (1.15) 217,934 4.24 (d) 3.08 (d) 10
(3.94) (11.31) 219,131 3.28 3.64 29
(10.89) (17.67) 237,483 1.64 3.97 18
10.80 25.01 277,004 1.58 3.99 7
2.48 7.74 259,338 2.20 3.65 18
7.49 9.23 262,202 2.48 3.81 21
(c) Unaudited.
(d) Annualized.
54
Financial Highlights (continued)
The following table sets forth information regarding each Fund's outstanding senior securities as of the end of each of the Fund's last five fiscal periods, as applicable.
AMTP Shares MFP Shares VRDP Shares
Aggregate
Amount
Outstanding
(000)(a)
Asset
Coverage
Per
$100,000
Share(b)
Aggregate
Amount
Outstanding
(000)(a)
Asset
Coverage
Per
$100,000
Share(b)
Aggregate
Amount
Outstanding
(000)(a)
Asset
Coverage
Per
$100,000
Share(b)
NMT
11/30/23(c) $ — $ — $ — $ — $ 74,000 $ 252,759
5/31/23 — — — — 74,000 252,784
5/31/22 — — — — 74,000 262,694
5/31/21 — — — — 74,000 293,573
5/31/20 — — — — 74,000 284,556
5/31/19 — — — — 74,000 285,515
NMS
11/30/23(c) 49,800 244,916 — — — —
5/31/23 49,800 246,603 — — — —
5/31/22 52,800 249,590 — — — —
5/31/21 52,800 271,041 — — — —
5/31/20 52,800 262,204 — — — —
5/31/19 52,800 266,310 — — — —
NOM
11/30/23(c) — — 18,000 250,679 — —
5/31/23 — — 18,000 249,611 — —
5/31/22 — — 18,000 261,134 — —
5/31/21 — — 18,000 284,581 — —
5/31/20 — — 18,000 277,757 — —
5/31/19 — — 18,000 280,242 — —
NPV
11/30/23(c) — — — — 128,000 270,261
5/31/23 — — — — 128,000 271,196
5/31/22 — — — — 128,000 285,533
5/31/21 — — — — 128,000 316,409
5/31/20 — — — — 128,000 302,608
5/31/19 — — — — 128,000 304,845
(a) Aggregate Amount Outstanding: Aggregate amount outstanding represents the liquidation preference as of the end of the relevant fiscal year.
(b) Asset Coverage Per $100,000: Asset coverage per $100,000 is calculated by subtracting the Fund’s liabilities and indebtedness not represented by senior securities from the Fund’s total assets, dividing the result by the aggregate amount of the Fund’s senior securities representing indebtedness then outstanding (if applicable,) plus the aggregate of the involuntary liquidation preference of the outstanding preferred shares, if applicable, and multiplying the result by 100,000.
(c) Unaudited.
Notes to Financial Statements
(Unaudited)
55
1. General Information
Fund Information:
The state funds covered in this report and their corresponding New York Stock Exchange (“NYSE”) symbols are as follows (each a
“Fund” and collectively, the “Funds”):
Nuveen Massachusetts Quality Municipal Income Fund (NMT)
Nuveen Minnesota Quality Municipal Income Fund (NMS)
Nuveen Missouri Quality Municipal Income Fund (NOM)
Nuveen Virginia Quality Municipal Income Fund (NPV)
The Funds are registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as diversified closed-end management investment companies. NMT and NPV were organized as Massachusetts business trusts on January 12, 1993. NMS and NOM were organized as
Massachusetts business trusts on April 28, 2014 and March 29, 1993, respectively.
Current Fiscal Period:
The end of the reporting period for the Funds is November 30, 2023, and the period covered by these Notes to Financial
Statements is the six months ended November 30, 2023 (the “current fiscal period”).
Investment Adviser and Sub-Adviser:
The Fund’s investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-
advisory agreements with Nuveen Asset Management, LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolio of the Funds.
Developments Regarding the Funds’ Control Share By-Law:
On October 5, 2020, the Funds and certain other closed-end funds in the Nuveen fund complex amended their by-laws. Among other things, the amended by-laws included provisions pursuant to which, in summary, a shareholder who obtains beneficial ownership of common shares in a Control Share Acquisition (as defined in the by-laws) shall have the same voting rights as other common shareholders only to the extent authorized by the other disinterested shareholders (the “Control Share By-Law”). On January 14, 2021, a
shareholder of certain Nuveen closed-end funds filed a civil complaint in the U.S. District Court for the Southern District of New York (the “District
Court”) against certain Nuveen funds and their trustees, seeking a declaration that such funds’ Control Share By-Laws violate the 1940 Act, rescission of such fund’s Control Share By-Laws and a permanent injunction against such funds applying the Control Share By-Laws. On February 18, 2022, the District Court granted judgment in favor of the plaintiff’s claim for rescission of such funds’ Control Share By-Laws and the plaintiff’s declaratory judgment claim, and declared that such funds’ Control Share By-Laws violate Section 18(i) of the 1940 Act. Following review of the judgment of the District Court, on February 22, 2022, the Board of Trustees (the “Board”) amended the Funds’ by-laws to provide that the Funds’ Control Share
By-Law shall be of no force and effect for so long as the judgment of the District Court is effective and that if the judgment of the District Court is reversed, overturned, vacated, stayed, or otherwise nullified, the Funds’ Control Share By-Law will be automatically reinstated and apply to any beneficial owner of common shares acquired in a Control Share Acquisition, regardless of whether such Control Share Acquisition occurs before or after such reinstatement, for the duration of the stay or upon issuance of the mandate reversing, overturning, vacating or otherwise nullifying the judgment of the District Court. On February 25, 2022, the Board and the Funds appealed the District Court’s decision to the U.S. Court of Appeals for the Second Circuit. On November 30, 2023, the U.S. Court of Appeals for the Second Circuit upheld the opinion of the District Court.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the
NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation:
The Funds pay no compensation directly to those of its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Custodian Fee Credit:
As an alternative to overnight investments, each Fund has an arrangement with its custodian bank, State Street Bank and
Trust Company, (the “Custodian”) whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the Custodian. The amount of custodian fee credit earned by a Fund is recognized on the Statement of Operations as a component of “Custodian expenses, net.” During the current reporting period, the custodian fee credit earned by each Fund was as follows:
56
Notes to Financial Statements
(Unaudited) (continued)
Distributions to Common Shareholders:
Distributions to common shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications:
Under the Funds' organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income:
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Investment income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash. Investment income also reflects dividend income, which is recorded on the ex-dividend date.
Netting Agreements:
In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and
Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged , are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to
Financials.
New Accounting Pronouncement:
In March 2020, FASB issued Accounting Standards Update ("ASU") 2020-04, Reference Rate Reform: Facilitation
of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank
Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31,
2022. In December 2022, FASB deferred ASU 2022-04 and issued ASU 2022-06, Reference Rate Reform: Deferral of the Sunset Date of Topic 848,
which extends the application of the amendments through December 31, 2024. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds’ financial statements and various filings.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Fund
Gross
Custodian Fee
Credits
NMT
$ 18,061
NMS
8,471
NOM
5,708
NPV
18,266
57
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:
The Funds hold liabilities in floating rate obligations and preferred shares, where applicable, which are not reflected in the tables above. The fair values of the Funds’ liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as
Level 2 and further described later in these Notes to Financial Statements. The fair values of the Funds’ liabilities for preferred shares approximate their liquidation preference. Preferred shares are generally classified as Level 2 and further described later in these Notes to Financial Statements.
4. Portfolio Securities
Inverse Floating Rate Securities:
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b)
an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity
Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse
Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential
NMT
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 181,510,616 $ – $ 181,510,616
Total $ – $ 181,510,616 $ – $ 181,510,616
NMS
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 120,502,602 $ – $ 120,502,602
Short-Term Investments:
Municipal Bonds – 500,000 – 500,000
Total $ – $ 121,002,602 $ – $ 121,002,602
NOM
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 44,887,129 $ – $ 44,887,129
Short-Term Investments:
Municipal Bonds – 250,000 – 250,000
Total $ – $ 45,137,129 $ – $ 45,137,129
NPV
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 362,222,052 $ – $ 362,222,052
Total $ – $ 362,222,052 $ – $ 362,222,052
58
Notes to Financial Statements
(Unaudited) (continued)
appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
The Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse
Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse
Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited
Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the
Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB
Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in
“Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB
Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the
Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the
Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
As of the end of the reporting period, the aggregate value of Floaters issued by each Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rates and fees related to self-deposited Inverse Floaters, were as follows:
TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that
Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of
Fund
Floating Rate
Obligations: Self-
Deposited
Inverse Floaters
Floating Rate
Obligations:
Externally-Deposited
Inverse Floaters Total
NMT
$ — $ — $ —
NMS
— — —
NOM
600,000 — 600,000
NPV
18,950,000 — 18,950,000
Fund
Average Floating
Rate Obligations
Outstanding
Average Annual
Interest Rate
And Fees
NMT
$ — — %
NMS
— —
NOM
600,000 4.01
NPV
19,830,548 3.96
59
Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond are not sufficient to pay the purchase price of the Floaters.
The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.
As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the
Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the reporting period, there were no loans outstanding under any such facility.
Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows (sometimes referred to as “shortfall payments”). Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on
Recourse Trusts” on the Statement of Assets and Liabilities.
As of the end of the current fiscal period, the Funds maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
Zero Coupon Securities:
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Purchases and sales:
Long-term purchases and sales during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Fund
Maximum Exposure
to Recourse Trusts:
Self-Deposited
Inverse Floaters
Maximum Exposure
to Recourse Trusts:
Externally-Deposited
Inverse Floaters Total
NMT
$ — $ — $ —
NMS
— — —
NOM
600,000 — 600,000
NPV
18,950,000 — 18,950,000
Fund
Non-U.S.
Government
Purchases
Non-U.S.
Government Sales
and Maturities
NMT
$ 22,288,970 $ 22,703,264
NMS
26,773,608 26,948,366
NOM
6,836,749 6,668,101
NPV
35,279,245 34,995,101
60
Notes to Financial Statements
(Unaudited) (continued)
Although the Funds are authorized to invest in derivative instruments and may do so in the future, they did not make any such investments during the current fiscal period.
Market and Counterparty Credit Risk:
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Fund Shares
Common Share Transactions:
Transactions in common shares for the Funds during the Funds’ current and prior fiscal period, where applicable, were as follows:
Preferred Shares
Adjustable Rate MuniFund Term Preferred Shares:
NMS has issued and has outstanding Adjustable Rate MuniFund Term Preferred (“AMTP”)
Shares, with a $100,000 liquidation preference per share. AMTP Shares are issued via private placement and are not publicly available.
The details of the Fund’s AMTP Shares outstanding as of the end of the reporting period, were as follows:
The Fund is obligated to redeem its AMTP Shares by the date as specified in its offering document (“Term Redemption Date”), unless earlier redeemed by the Fund. AMTP Shares are subject to optional and mandatory redemption in certain circumstances. The AMTP Shares may be redeemed at the option of the Fund, subject to payment of premium for approximately six months following the date of issuance (“Premium
Expiration Date”), and at the redemption price per share thereafter. The redemption price per share is equal to the sum of the liquidation preference per share plus any accumulated but unpaid dividends.
AMTP Shares are short-term or short/intermediate-term instruments that pay a variable dividend rate tied to a short-term index, plus an additional fixed “spread” amount which is initially established at the time of issuance and may be adjusted in the future based upon a mutual agreement between the majority owner and the Fund. From time-to-time the majority owner may propose to the Fund an adjustment to the dividend rate.
Should the majority owner and the Fund fail to agree upon an adjusted dividend rate, and such proposed dividend rate adjustment is not withdrawn, the Fund will be required to redeem all outstanding shares upon the end of a notice period.
NMT NMS
Six Months
Ended
11/30/23
Year Ended
5/31/23
Six Months
Ended
11/30/23
Year Ended
5/31/23
Common Shares:
Issued to shareholders due to reinvestment of distributions — — — 1,953
Total — — — 1,953
NOM NPV
Six Months
Ended
11/30/23
Year Ended
5/31/23
Six Months
Ended
11/30/23
Year Ended
5/31/23
Common Shares:
Issued to shareholders due to reinvestment of distributions — 970 — 7,763
Total — 970 — 7,763
Fund Series
Shares
Outstanding
Liquidation
Preference
Liquidation
Preference,
net of
deferred
offering costs
NMS 2028 498 $49,800,000 $49,775,716
61
In addition, the Fund may be obligated to redeem a certain amount of the AMTP Shares if the Fund fails to maintain certain asset coverage and leverage ratio requirements and such failures are not cured by the applicable cure date. The Term Redemption Date and Premium Expiration Date for the Fund’s AMTP Shares are as follows:
* Subject to early termination by either the Fund or the holder.
The average liquidation preference of AMTP Shares outstanding and annualized dividend rate for the Fund during the current fiscal period were as follows:
AMTP Shares are subject to restrictions on transfer, generally do not trade, and market quotations are generally not available. The fair value of AMTP
Shares is expected to be approximately their liquidation preference so long as the fixed “spread” on the AMTP Shares remains roughly in line with the “spread” being demanded by investors on instruments having similar terms in the current market environment. In present market conditions, the Fund's Adviser has determined that the fair value of AMTP Shares is approximately their liquidation preference, but their fair value could vary if market conditions change materially. For financial reporting purposes, the liquidation preference of AMTP Shares is a liability and is recognized as a component of “AMTP Shares, Net” on the Statement of Assets and Liabilities.
AMTP Share dividends are treated as interest payments for financial reporting purposes. Unpaid dividends on AMTP Shares are recognized as a component of “Payable for interest” on the Statement of Assets and Liabilities. Dividends accrued on AMTP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.
Costs incurred in connection with the Fund’s offering of AMTP Shares were recorded as deferred charges, which are amortized over the life of the shares and are recognized as components of “AMTP Shares, net” on the Statement of Assets and Liabilities and “Interest expense and amortization of offering costs” on the Statement of Operations.
MuniFund Preferred Shares:
NOM has issued and have outstanding MuniFund Preferred (“MFP”) Shares, with a $100,000 liquidation preference per share. These MFP Shares were issued via private placement and are not publicly available.
The Fund is obligated to redeem their MFP Shares by the date as specified in its offering documents (“Term Redemption Date”), unless earlier redeemed by the Fund. MFP Shares are initially issued in a pre-specified mode, however, MFP Shares can be subsequently designated as an alternative mode at a later date at the discretion of the Fund. The modes within MFP Shares detail the dividend mechanics and are described as follows. At a subsequent date, the Fund may establish additional mode structures with the MFP Share.
• Variable Rate Remarketed Mode (“VRRM”) – Dividends for MFP Shares within this mode will be established by a remarketing agent; therefore, market value of the MFP Shares is expected to approximate its liquidation preference. Shareholders have the ability to request a best-efforts tender of its shares upon seven days notice. If the remarketing agent is unable to identify an alternative purchaser, the shares will be retained by the shareholder requesting tender and the subsequent dividend rate will increase to its step-up dividend rate. If after one consecutive year of unsuccessful remarketing attempts, the Fund will be required to designate an alternative mode or redeem the shares.
The Fund will pay a remarketing fee on the aggregate principal amount of all MFP Shares while designated in VRRM. Payments made by the Fund to the remarketing agent are recognized as “Remarketing fees” on the Statement of Operations.
• Variable Rate Mode (“VRM”) – Dividends for MFP Shares designated in this mode are based upon a short-term index plus an additional fixed
“spread” amount established at the time of issuance or renewal / conversion of its mode. At the end of the period of the mode, the Fund will be required to either extend the term of the mode, designate an alternative mode or redeem the MFP Shares.
The fair value of MFP Shares while in VRM are expected to approximate their liquidation preference so long as the fixed “spread” on the shares remains roughly in line with the “spread” being demanded by investors on instruments having similar terms in the current market. In current market conditions, the Adviser has determined that the fair value of the shares are approximately their liquidation preference, but their fair value could vary if market conditions change materially.
• Variable Rate Demand Mode (“VRDM”) – Dividends for MFP Shares designated in this mode will be established by a remarketing agent; therefore, the market value of the MFP Shares is expected to approximate its liquidation preference. While in this mode, shares will have an unconditional liquidity feature that enable its shareholders to require a liquidity provider, which the Fund has entered into a contractual agreement, to purchase shares in the event that the shares are not able to be successfully remarketed. In the event that shares within this mode are unable to be successfully
Fund
Notice
Period Series
Term
Redemption Date
Premium
Expiration Date
NMS 360-day 2028 December 1, 2028* November 30, 2019
Fund
Average
Liquidation
Preference of
AMTP
Shares
Outstanding
Annualized
Dividend Rate
NMS
$ 49,800,000 4.46%
62
Notes to Financial Statements
(Unaudited) (continued)
remarketed and are purchased by the liquidity provider, the dividend rate will be the maximum rate which is designed to escalate according to a specified schedule in order to enhance the remarketing agent’s ability to successfully remarket the shares. The Fund is required to redeem any shares that are still owned by a liquidity provider after six months of continuous, unsuccessful remarketing.
The Fund will pay a liquidity and remarketing fee on the aggregate principal amount of all MFP shares while within VRDM. Payments made by the
Fund to the liquidity provider and remarketing agent are recognized as “Liquidity fees” and “Remarketing fees”, respectively, on the Statement
Operations.
For financial reporting purposes, the liquidation preference of MFP Shares is recorded as a liability and is recognized as a component of “MFP
Shares, Net” on the Statement of Assets and Liabilities. Dividends on the MFP shares are treated as interest payments for financial reporting purposes. Unpaid dividends on MFP shares are recognized as a component on “Payable for interest” on the Statement of Assets and Liabilities.
Dividends accrued on MFP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of
Operations.
Subject to certain conditions, MFP Shares may be redeemed, in whole or in part, at any time at the option of the Fund. The Fund may also be required to redeem certain MFP Shares if the Fund fails to maintain certain asset coverage requirements and such failures are not cured by the applicable cure date. The redemption price per share in all circumstances is equal to the liquidation preference per share plus any accumulated but unpaid dividends.
Costs incurred in connection with the Fund’s offering of MFP Shares were recorded as a deferred charge and are being amortized over the life of the shares. These offering costs are recognized as a component of MFP Shares, Net on the Statement of Assets and Liabilities and “Interest expense and amortization of offering costs” on the Statement of Operations.
As of the end of the reporting period, details of the Fund’s MFP Shares outstanding were as follows:
The average liquidation preference of MFP Shares outstanding and annualized dividend rate for the Fund during the current fiscal period were as follows:
Variable Rate Demand Preferred Shares:
The following Funds have issued and have outstanding Variable Rate Demand Preferred (“VRDP”) Shares, with a $100,000 liquidation preference per share. VRDP Shares are issued via private placement and are not publicly available.
As of the end of the reporting period, details of the Funds’ VRDP Shares outstanding were as follows:
VRDP Shares include a liquidity feature that allows VRDP shareholders to have their shares purchased by a liquidity provider with whom each Fund has contracted in the event that VRDP Shares are not able to be successfully remarketed. Each Fund is required to redeem any VRDP Shares that are still owned by the liquidity provider after six months of continuous, unsuccessful remarketing. Each Fund pays an annual remarketing fee on the aggregate principal amount of all VRDP Shares outstanding. Each Fund’s VRDP Shares have successfully remarketed since issuance.
Each Fund’s Series 1 VRDP Shares are considered to be Special Rate VRDP, which are sold to institutional investors. During the special rate period, the VRDP Shares will not be remarketed by a remarketing agent, be subject to optional or mandatory tender events, or be supported by a liquidity provider and are not subject to remarketing fees or liquidity fees. During the special rate period, VRDP dividends will be set monthly as a floating
Fund Series
Shares
Outstanding
Liquidation
Preference
Liquidation
Preference,
net of
deferred
offering costs
Term
Redemption Date Mode
Mode
Termination Date
NOM A 180 $18,000,000 $17,807,458 October 1, 2047 VRM April 1, 2024
Fund
Average
Liquidation
Preference of MFP
Shares
Outstanding
Annualized
Dividend Rate
NOM
$ 18,000,000 4.55%
Fund Series
Shares
Outstanding
Remarketing
Fees*
Liquidation
Preference
Liquidation
Preference,
net of deferred
offering costs
Special Rate Period
Expiration Maturity
NMT 1 740 N/A** $74,000,000 $73,773,179 March 1, 2047 March 1, 2047
NPV 1 1,280 N/A** $128,000,000 $127,701,326 July 17, 2024 August 3, 2043
* Remarketing fees as a percentage of the aggregate principal amount of all VRDP Shares outstanding for each series.
** Not applicable. Series is considered to be Special Rate VRDP and therefore does not pay a remarketing fee.
63
rate based on the predetermined formula. Following the initial special rate period, Special Rate Period VRDP Shares may transition to traditional
VRDP Shares with dividends set at weekly remarketings, and be supported by designated liquidity provider, or the Board may approve a subsequent special rate period.
Dividends on the VRDP Shares (which are treated as interest payments for financial reporting purposes) are set at a rate established by a remarketing agent; therefore, the market value of the VRDP Shares is expected to approximate its liquidation preference. In the event that VRDP shares are unable to be successfully remarketed, the dividend rate will be the maximum rate which is designed to escalate according to a specified schedule in order to enhance the remarketing agent’s ability to successfully remarket the VRDP Shares.
Subject to certain conditions, VRDP Shares may be redeemed, in whole or in part, at any time at the option of each Fund. Each Fund may also redeem certain of the VRDP Shares if the Fund fails to maintain certain asset coverage requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation preference per share plus any accumulated but unpaid dividends.
The average liquidation preference of VRDP Shares outstanding and annualized dividend rate for each Fund during the current fiscal period were as follows:
For financial reporting purposes, the liquidation preference of VRDP Shares is a liability and is recognized as a component of “VRDP Shares, Net” on the Statement of Assets and Liabilities. Unpaid dividends on VRDP Shares are recognized as a component of “Payable for interest” on the Statement of Assets and Liabilities, when applicable. Dividends accrued on VRDP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. Costs incurred by the Funds in connection with their offerings of VRDP Shares were recorded as a deferred charge, which are being amortized over the life of the shares and are recognized as a component of “VRDP Shares, Net” on the Statement of Assets and Liabilities and “Interest expense and amortization of offerings costs” on the Statement of Operations. In addition to interest expense, each Fund also pays a per annum liquidity fee to the liquidity provider, as well as a remarketing fee, which are recognized as “Liquidity fees” and
“Remarketing fees,” respectively, on the Statement of Operations.
Preferred Share Transactions:
Transactions in preferred shares during the Funds' current and prior fiscal period, where applicable, are noted in the following tables.
Transactions in AMTP Shares for the Funds, where applicable, were as follows:
7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Fund
Average
Liquidation
Preference of
VRDP
Shares
Outstanding
Annualized
Dividend Rate
NMT
$ 74,000,000 4.39%
NPV
128,000,000 4.59
Year Ended
May 31, 2023
NMS Series Shares Amount
AMTP Shares redeemed 2028 (30) $(3,000,000)
64
Notes to Financial Statements
(Unaudited) (continued)
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
8. Management Fees and Other Transactions with Affiliates
Management Fees:
Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
NMT
$ 183,321,533 $ 2,164,760 $ (3,975,677) $ (1,810,917)
NMS
124,174,438 1,408,839 (4,580,675) (3,171,836)
NOM
45,268,224 459,854 (1,190,949) (731,095)
NPV
347,540,239 7,183,531 (11,451,718) (4,268,187)
Fund
Undistributed
Tax-Exempt
Income
1
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
NMT
$ 106,801 $ 1,437 $ — $ (4,295,422) $ (11,895,030) $ — $ (242,440) $ (16,324,654)
NMS
121,071 1,253 — (3,895,567) (4,014,066) — (208,334) (7,995,643)
NOM
55,707 — — (1,134,191) (2,621,742) — (59,925) (3,760,151)
NPV
527,964 4,949 — (4,196,779) (27,568,871) — (609,440) (31,842,177)
1
Undistributed tax-exempt income (on a tax basis) has not been reduced for the dividends declared on May 1, 2023 and paid on June 1, 2023.
Fund
Short-Term Long-Term Total
NMT
$ 4,991,192 $ 6,903,838 $ 11,895,030
NMS
1,922,890 2,091,176 4,014,066
NOM
801,761 1,819,981 2,621,742
NPV
11,482,199 16,086,672 27,568,871
Average Daily Managed Assets*
Fund-Level Fee
Rate
For the first $125 million 0.4500%
For the next $125 million 0.4375
For the next $250 million 0.4250
For the next $500 million 0.4125
For the next $1 billion 0.4000
For the next $3 billion 0.3750
For managed assets over $5 billion 0.3625
65
The annual complex-level fee, payable monthly, for each Fund is calculated by multiplying the current complex-wide fee rate, determined according to the following schedule by the Fund’s daily managed assets:
* For the complex-level fees, managed assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining managed assets in certain circumstances. The complex-level fee is calculated based upon the aggregate daily managed assets of all Nuveen open-end and closed-end funds that constitute ‘’eligible assets.” Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective
January 1, 2011, but do not include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. As of
November 30, 2023, the complex-level fee for each Fund was as follows:
Other Transactions with Affiliates:
Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser (“Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board ("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Funds engaged in cross-trades pursuant to these procedures as follows:
9. Commitments and Contingencies
In the normal course of business, each Fund enters into a variety of agreements that may expose the Fund to some risk of loss. These could include recourse arrangements for certain TOB Trusts and certain agreements related to preferred shares, which are described elsewhere in these Notes to Financial Statements. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the reporting period, the Funds did not have any unfunded commitments.
Complex-Level Eligible Asset Breakpoint Level* Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion 0.2000%
$56 billion 0.1996
$57 billion 0.1989
$60 billion 0.1961
$63 billion 0.1931
$66 billion 0.1900
$71 billion 0.1851
$76 billion 0.1806
$80 billion 0.1773
$91 billion 0.1691
$125 billion 0.1599
$200 billion 0.1505
$250 billion 0.1469
$300 billion 0.1445
Fund
Complex-Level Fee
NMT
0.1608%
NMS
0.1608%
NOM
0.1608%
NPV
0.1608%
Fund
Purchases Sales
Realized
Gain (Loss)
NMT
$ 2,291,015 $ 5,971,260 $ (606,570)
NMS
17,074,435 15,910,798 (528,056)
NOM
826,837 784,001 (33,604)
NPV
2,660,970 — —
66
Notes to Financial Statements
(Unaudited) (continued)
From time to time, the Funds may be party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Funds’ rights under contracts. As of the end of the reporting period, management has determined that any legal proceeding(s)
the Funds are subject to, including those described within this report, are unlikely to have a material impact to any of the Funds’ financial statements.
10. Borrowing Arrangements
Committed Line of Credit:
The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day,
$2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-
going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the
Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The current credit facility was entered into on June 21, 2023 expiring on June 19, 2024, replacing the previous facility, which expired in June 2023.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed.
The Participating Funds also incurred a 0.05% upfront fee on the increased commitments from select lenders. Interest expense incurred by the
Participating Funds, when applicable, is recognized as a component of “Interest expense and amortization of offering costs” on the Statement of
Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating
Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current fiscal period, the following Funds utilized this facility. Each Fund’s maximum outstanding balance during the utilization period was as follows:
During the Funds’ utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the
Borrowings were as follows:
Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities,
where applicable.
Inter-Fund Borrowing and Lending:
The SEC has granted an exemptive order permitting registered open-end and closed-end Nuveen funds to participate in an inter-fund lending facility whereby the Nuveen funds may directly lend to and borrow money from each other for temporary purposes (e.g., to satisfy redemption requests or when a sale of securities “fails,” resulting in an unanticipated cash shortfall) (the “Inter-Fund
Program”). The closed-end Nuveen funds, including the Funds covered by this shareholder report, will participate only as lenders, and not as borrowers, in the Inter-Fund Program because such closed-end funds rarely, if ever, need to borrow cash to meet redemptions. The Inter-Fund
Program is subject to a number of conditions, including, among other things, the requirements that (1) no fund may borrow or lend money through the Inter-Fund Program unless it receives a more favorable interest rate than is typically available from a bank or other financial institution for a comparable transaction; (2) no fund may borrow on an unsecured basis through the Inter-Fund Program unless the fund’s outstanding borrowings from all sources immediately after the inter-fund borrowing total 10% or less of its total assets; provided that if the borrowing fund has a secured borrowing outstanding from any other lender, including but not limited to another fund, the inter-fund loan must be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value; (3) if a fund’s total outstanding borrowings immediately after an
Fund
Maximum
Outstanding
Balance
NMT
$ 524,827
NMS
334,895
NOM
69,472
NPV
1,670,418
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
NMT
3 $ 524,827 6.28%
NMS
10 254,895 6.28
NOM
6 50,790 6.41
NPV
3 1,670,418 6.53
67
inter-fund borrowing would be greater than 10% of its total assets, the fund may borrow through the inter-fund loan on a secured basis only; (4)
no fund may lend money if the loan would cause its aggregate outstanding loans through the Inter-Fund Program to exceed 15% of its net assets at the time of the loan; (5) a fund’s inter-fund loans to any one fund shall not exceed 5% of the lending fund’s net assets; (6) the duration of inter-
fund loans will be limited to the time required to receive payment for securities sold, but in no event more than seven days; and (7) each inter-fund loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund. In addition, a Nuveen fund may participate in the Inter-Fund Program only if and to the extent that such participation is consistent with the fund’s investment objective and investment policies. The Board is responsible for overseeing the Inter-Fund Program.
The limitations detailed above and the other conditions of the SEC exemptive order permitting the Inter-Fund Program are designed to minimize the risks associated with Inter-Fund Program for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. When a fund borrows money from another fund, there is a risk that the loan could be called on one day’s notice or not renewed, in which case the fund may have to borrow from a bank at a higher rate or take other actions to payoff such loan if an inter-fund loan is not available from another fund. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.
During the current reporting period, none of the Funds covered by this shareholder report have entered into any inter-fund loan activity.
11. Subsequent Events
As noted in the Common Share information section of this report, effective with distributions payable on December 1, 2023, each Fund’s distribution policy, which may be changed by the Board, is to make regular monthly cash distributions to holders of its common shares (stated in terms of a fixed cents per common share dividend distribution rate which may be set from time to time). The Fund intends to distribute all or substantially all of its net investment income through its regular monthly distribution and to distribute realized capital gains at least annually. In addition, in any monthly period, to maintain its declared per common share distribution amount, the Fund may distribute more or less than its net investment income during the period. In the event the Fund distributes more than its net investment income during any yearly period, such distributions may also include realized gains and/or a return of capital. To the extent that a distribution includes a return of capital the NAV per share may erode. If the Fund’s distribution includes anything other than net investment income, the Fund will provide a notice to shareholders of its best estimate of the distribution sources at that the time of the distribution. These estimates may not match the final tax characterization (for the full year’s distributions) contained in shareholders’ 1099-DIV forms after the end of the year.
68
Risk Considerations
(Unaudited)
Fund shares are not guaranteed or endorsed by any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation.
Nuveen Massachusetts Quality Municipal Income Fund (NMT)
Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, derivatives risk, liquidity risk, and income risk. As interest rates rise, bond prices fall. Leverage increases return volatility and magnifies the Fund’s potential return and its risks; there is no guarantee a fund’s leverage strategy will be successful. State concentration makes the Fund more susceptible to local adverse economic, political, or regulatory changes affecting municipal bond issuers. These and other risk considerations such as inverse floater risk and tax risk are described in more detail on the Fund’s web page at www.nuveen.com/NMT.
Nuveen Minnesota Quality Municipal Income Fund (NMS)
Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, derivatives risk, liquidity risk, and income risk. As interest rates rise, bond prices fall. Leverage increases return volatility and magnifies the Fund’s potential return and its risks; there is no guarantee a fund’s leverage strategy will be successful. State concentration makes the Fund more susceptible to local adverse economic, political, or regulatory changes affecting municipal bond issuers. These and other risk considerations such as inverse floater risk and tax risk are described in more detail on the Fund’s web page at www.nuveen.com/NMS.
Nuveen Missouri Quality Municipal Income Fund (NOM)
Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, derivatives risk, liquidity risk, and income risk. As interest rates rise, bond prices fall. Leverage increases return volatility and magnifies the Fund’s potential return and its risks; there is no guarantee a fund’s leverage strategy will be successful. State concentration makes the Fund more susceptible to local adverse economic, political, or regulatory changes affecting municipal bond issuers. These and other risk considerations such as inverse floater risk and tax risk are described in more detail on the Fund’s web page at www.nuveen.com/NOM.
Nuveen Virginia Quality Municipal Income Fund (NPV)
Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, derivatives risk, liquidity risk, and income risk. As interest rates rise, bond prices fall. Leverage increases return volatility and magnifies the Fund’s potential return and its risks; there is no guarantee a fund’s leverage strategy will be successful. State concentration makes the Fund more susceptible to local adverse economic, political or regulatory changes affecting municipal bond issuers. These and other risk considerations such as inverse floater risk and tax risk are described in more detail on the Fund’s web page at www.nuveen.com/NPV.
69
Additional Fund Information
(Unaudited)
Portfolio of Investments Information
Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
CEO Certification Disclosure
The Fund’s Chief Executive Officer (CEO) has submitted to the New York Stock
Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.
Each Fund has filed with the SEC the certification of its CEO and Chief Financial Officer required by Section 302 of the
Sarbanes-Oxley Act.
Common Share Repurchases
Each Fund intends to repurchase, through its open-market share repurchase program, shares of its own common stock at such times and in such amounts as is deemed advisable. During the period covered by this report, each Fund repurchased shares of its common stock as shown in the accompanying table. Any future repurchases will be reported to shareholders in the next annual or semi-annual report.
FINRA BrokerCheck :
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.
Board of Trustees
Joseph A. Boateng * Jack B. Evans**
Michael A.
Forrester* William C. Hunter** Thomas J. Kenny*** Amy B.R. Lancellotta Joanne T. Medero
Albin F. Moschner John K. Nelson Loren M. Starr***
Matthew Thornton
III Terence J. Toth Margaret L. Wolff Robert L. Young
* Effective January 1, 2024, serves as a Trustee to NMT and a consultant to NMS, NOM and NPV.
** Retired from the Funds' Board of Trustees effective December 31, 2023.
*** Effective January 1, 2024.
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank
& Trust Company
One Congress Street
Suite 1
Boston, MA 02114-2016
Legal Counsel
Chapman and Cutler
LLP
Chicago, IL 60603
Independent Registered
Public Accounting Firm
KPMG LLP
200 East Randolph Street
Chicago, IL 60601
Transfer Agent and
Shareholder Services
Computershare Trust Company,
N.A.
150 Royall Street
Canton, MA 02021
(800) 257-8787
NMT NMS NOM NPV
Common shares repurchased 0 0 0 0
70
Glossary of Terms Used in this Report
(Unaudited)
Average Annual Total Return:
This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Effective Leverage:
Effective leverage is a fund’s effective economic leverage, and includes both regulatory leverage (see leverage) and the leverage effects of certain derivative investments in the fund’s portfolio. Currently, the leverage effects of Tender
Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage.
Escrowed to Maturity Bond:
When proceeds of a refunding issue are deposited in an escrow account for investment in an amount sufficient to pay the principal and interest on the issue being refunded. In some cases, though, an issuer may expressly reserve its right to exercise an early call of bonds that have been escrowed to maturity.
Inverse Floating Rate Securities:
Inverse floating rate securities, are the residual interest in a tender option bond (TOB)
trust, sometimes referred to as “inverse floaters”, are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.
Leverage:
Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100%
of the investment capital.
Net Asset Value (NAV) Per Share:
A fund’s Net Assets is equal to its total assets (securities, cash, accrued earnings and receivables) less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.
Pre-Refunded Bond/Pre-Refunding:
Pre-Refunded Bond/Pre-Refunding, also known as advanced refundings or refinancing, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher-yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.
Regulatory Leverage:
Regulatory leverage consists of preferred shares issued by or borrowings of a fund. Both of these are part of a fund’s capital structure. Regulatory leverage is subject to asset coverage limits set in the Investment Company Act of 1940.
Tax Obligation/General Bonds:
Bonds backed by the general revenues of an issuer, including taxes, where the issuer has the ability to increase taxes by an unlimited amount to pay the bonds back.
Tax Obligation/Limited Bonds:
Bonds backed by the general revenues of an issuer, including taxes, where the issuer doesn’t have the ability to increase taxes by an unlimited amount to pay the bonds back.
Total Investment Exposure:
Total investment exposure is a fund’s assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes a fund’s use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
Zero Coupon Bond:
A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond.
Income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.
Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
ESA-A-1123P 3299626-INV-B-01/25
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at: www.nuveen.com/closed-end-funds
NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

ITEM 2.	CODE OF ETHICS.

Not applicable to this filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	See Portfolio of Investments in Item 1.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”)(17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(a)(4) Change in the registrant’s independent public accountant. Not applicable.

(b) If the report is filed under Section  13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See Ex-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Virginia Quality Municipal Income Fund

By (Signature and Title)	/s/ David J. Lamb
David J. Lamb
Chief Administrative Officer

Date: February 2, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David J. Lamb
David J. Lamb
Chief Administrative Officer
(principal executive officer)

Date: February 2, 2024

By (Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham
Vice President and Controller
(principal financial officer)

Date: February 2, 2024